As filed with the Securities and Exchange Commission on November 23, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22205

Genworth Variable Insurance Trust

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich

Genworth Financial Wealth Management, Inc.

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Name and address of agent for service)

800-352-9910

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

Genworth Calamos Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 92.21%
	Aerospace & Defense - 0.70%
2,650	United Technologies Corp.	186,454

	Beverages - 1.12%
3,425	Hansen Natural Corp. (a)	298,968

	Biotechnology - 1.56%
3,650	Celgene Corp. (a)	226,008
4,300	Vertex Pharmaceuticals, Inc. (a)(b)	191,522

		417,530

	Capital Markets - 2.02%
1,600	Franklin Resources, Inc. (b)	153,024
4,975	T. Rowe Price Group, Inc. (b)	237,656
6,000	Waddell & Reed Financial, Inc.	150,060

		540,740

	Chemicals - 1.13%
4,550	Agrium, Inc. (b)	303,303

	Communications Equipment - 4.74%
3,400	Acme Packet, Inc. (a)(b)	144,806
12,500	Polycom, Inc. (a)	229,625
18,400	Qualcomm, Inc.	894,792

		1,269,223

	Computers & Peripherals - 6.56%
3,245	Apple, Inc. (a)	1,236,928
24,825	EMC Corp. (a)	521,077

		1,758,005

	Construction & Engineering - 1.30%
7,500	Fluor Corp.	349,125

	Diversified Consumer Services - 0.58%
6,775	New Oriental Education & Tech. Group, Inc. - ADR (a)(b)	155,622

	Diversified Financial Services - 0.77%
1,735	IntercontinentalExchange, Inc. (a)(b)	205,181

	Energy Equipment & Services - 7.10%
8,900	Baker Hughes, Inc.	410,823
13,175	Complete Production Services, Inc. (a)(b)	248,349
9,950	Helmerich & Payne, Inc. (b)	403,970
6,000	National-Oilwell Varco, Inc. (b)	307,320
20,225	Patterson-UTI Energy, Inc.	350,702
3,000	Schlumberger Ltd.	179,190

		1,900,354

	Health Care Equipment & Supplies - 3.74%
1,725	C. R. Bard, Inc. (b)	151,007
4,200	Covidien Plc (b)	185,220
1,825	Intuitive Surgical, Inc. (a)	664,811

		1,001,038

	Health Care Technology - 2.35%
4,775	Cerner Corp. (a)(b)	327,183
3,125	Quality Systems, Inc. (b)	303,125

		630,308

	Hotels, Restaurants & Leisure - 1.89%
8,925	Starbucks Corp.	332,813
1,500	Wynn Resorts Ltd	172,620

		505,433

	Household Durables - 0.73%
3,625	Tupperware Brands Corp.	194,808

	Internet & Catalog Retail - 7.04%
4,660	Amazon.com, Inc. (a)(b)	1,007,631
1,950	priceline.com, Inc. (a)(b)	876,447

		1,884,078

	Internet Software & Services - 5.07%
2,150	Google, Inc. (a)	1,105,917
4,650	MercadoLibre, Inc. (b)	249,938

		1,355,855

	IT Services - 4.28%
7,825	Accenture Plc (b)	412,221
1,075	MasterCard, Inc. (b)	340,947
4,050	Teradata Corporation (a)(b)	216,797
5,000	VeriFone Systems, Inc. (a)(b)	175,100

		1,145,065

	Life Sciences Tools & Services - 0.83%
5,450	Illumina, Inc. (a)(b)	223,014

	Machinery - 5.14%
7,975	Dover Corp.	371,635
13,175	Eaton Corp.	467,712
16,250	Komatsu Ltd. - ADR (a)	348,888
2,950	Parker Hannifin Corp. (b)	186,234

		1,374,469

	Media - 0.67%
4,275	DIRECTV (a)(b)	180,619

	Metals & Mining - 6.10%
14,125	Barrick Gold Corp.	658,932
2,900	Cliffs Natural Resources, Inc. (b)	148,393
11,800	Freeport-McMoRan Copper & Gold, Inc.	359,310
6,350	Goldcorp, Inc.	289,814
6,625	Pan American Silver Corp. (b)	177,351

		1,633,800

	Oil & Gas - 4.11%
4,585	Apache Corp.	367,900
8,800	Chesapeake Energy Corp. (b)	224,840
5,000	EQT Corp. (b)	266,800
9,140	HollyFrontier Corp.	239,651

		1,099,191

	Personal Products - 2.18%
6,350	Herbalife, Ltd.	340,360
3,525	Mead Johnson Nutrition Co.	242,626

		582,986

	Pharmaceuticals - 2.39%
4,225	Novo Nordisk A/S - ADR	420,472
3,225	Watson Pharmaceuticals, Inc. (a)	220,106

		640,578

	Semiconductor & Semiconductor Equipment - 3.35%
7,375	Altera Corp. (b)	232,534
11,100	ARM Holdings Plc - ADR (b)	283,050
12,100	Intel Corp. (b)	258,093
9,750	NVIDIA Corp. (a)	121,875

		895,552

	Software - 11.20%
12,975	Autodesk, Inc. (a)	360,446
9,875	Check Point Software Technologies, Ltd. (a)(b)	521,004
4,375	Informatica Corp. (a)(b)	179,156
3,600	Intuit, Inc. (a)	170,784
4,175	Open Text Corp. (a)(b)	217,601
32,050	Oracle Corp.	921,116
1,775	salesforce.com, Inc. (a)(b)	202,847
10,125	Solarwinds, Inc. (a)	222,953
2,525	VMware, Inc. (a)	202,960

		2,998,867

	Specialty Retail - 0.82%
3,550	Abercrombie & Fitch Co. (b)	218,538

	Textiles, Apparel & Luxury Goods - 2.04%
5,300	Coach, Inc.	274,699
2,900	Deckers Outdoor Corp. (a)(b)	270,454

		545,153

	Wireless Telecommunication Services - 0.70%
7,943	Tim Participacoes S.A. - ADR (b)	187,137

	Total Common Stocks (Cost $23,779,943)	24,680,994

	PREFERRED STOCKS - 1.16%
	Beverages - 1.16%
10,125	Companhia de Bebidas das Americas (b)	310,331

	Total Preferred Stocks (Cost $299,186)	310,331

	SHORT-TERM INVESTMENTS - 3.47%
	Money Market Fund - 3.47%
928,527	Federated Prime Obligations Fund
	Effective Yield, 0.130%	928,527

	Total Short-Term Investments (Cost $928,527)	928,527

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 36.36%
	Money Market Fund - 36.36%
9,730,202	Mount Vernon Prime Portfolio
	Effective Yield, 0.205%	9,730,202

	Total Investments Purchased with Proceeds from Securities Lending (Cost $9,730,202)	9,730,202

	Total Investments (Cost $34,737,858) - 133.20%	35,650,054
	Liabilities in Excess of Other Assets - (33.20)%	(8,884,979)

	TOTAL NET ASSETS - 100.00%	$26,765,075

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$34,737,858

Gross unrealized appreciation	3,325,199
Gross unrealized depreciation	(2,413,003)

Net unrealized appreciation	912,196

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$24,680,994	$—	$—	$24,680,994
Preferred Stock	310,331			310,331
Short Term Investments	928,527	—	—	928,527
Investments Purchased as Securities Lending Collateral	9,730,202	—	—	9,730,202

Total Investments in Securities	$35,650,054	$—	$—	$35,650,054

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth PYRAMIS® Small/Mid Cap Core Fund

Schedule of Investments

September 30, 2011 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 93.57%
	Aerospace & Defense - 2.71%
17,960	BE Aerospace, Inc. (a)	594,656
18,170	Triumph Group, Inc. (b)	885,605

		1,480,261

	Airlines - 0.47%
4,200	Copa Holdings, S.A. (b)	257,334

	Auto Components - 3.84%
16,830	Autoliv, Inc. (b)	816,256
55,690	Dana Holding Corp. (a)(b)	584,745
27,290	Tenneco, Inc. (a)(b)	698,897

		2,099,898

	Beverages - 0.44%
13,280	Constellation Brands, Inc. (a)	239,040

	Biotechnology - 4.43%
34,200	Amarin Corporation Plc - ADR (a)	314,640
13,020	BioMarin Pharmaceutical, Inc. (a)(b)	414,947
58,170	Chelsea Therapeutics International, Ltd. (a)(b)	212,321
51,380	Idenix Pharmaceuticals, Inc. (a)(b)	256,386
18,770	Onyx Pharmaceuticals, Inc. (a)	563,288
7,970	Pharmasset, Inc. (a)(b)	656,489

		2,418,071

	Capital Markets - 5.91%
35,670	FXCM, Inc. (b)	500,093
106,230	GFI Group, Inc.	427,045
56,000	Invesco, Ltd.	868,559
45,240	Investment Technology Group, Inc. (a)	442,900
94,700	MF Global Holdings, Ltd. (a)(b)	391,111
23,830	Waddell & Reed Financial, Inc.	595,988

		3,225,696

	Chemicals - 3.46%
9,610	Airgas, Inc.	613,310
10,950	Ashland, Inc.	483,333
1,660	CF Industries Holdings, Inc.	204,827
8,090	Innospec, Inc. (a)	195,859
11,610	Rockwood Holdings, Inc. (a)	391,141

		1,888,470

	Commercial Banks - 3.06%
37,570	FirstMerit Corp. (b)	426,795
18,670	IBERIABANK Corp. (b)	878,611
109,110	Regions Financial Corp.	363,336

		1,668,742

	Commercial Services & Supplies - 1.67%
10,430	Multi-Color Corp. (b)	235,614
19,990	Waste Connections, Inc.	676,062

		911,676

	Communications Equipment - 2.23%
19,540	ADTRAN, Inc.	517,028
26,400	Ciena Corp. (a)(b)	295,680
22,950	Finisar Corp. (a)(b)	402,543

		1,215,251

	Computers & Peripherals - 1.00%
21,320	Western Digital Corp. (a)	548,350

	Construction & Engineering - 0.91%
21,090	KBR, Inc.	498,357

	Consumer Finance - 1.78%
44,400	DFC Global Corp. (a)(b)	970,140

	Containers & Packaging - 0.99%
11,110	Rock-Tenn Co.	540,835

	Diversified Financial Services - 0.68%
26,820	Interactive Brokers Group, Inc.	373,603

	Diversified Telecommunication Services - 0.28%
11,530	Cogent Communications Group, Inc. (a)(b)	155,079

	Electric Utilities - 1.78%
23,160	Portland General Electric Co. (b)	548,660
12,800	UIL Holdings, Corp. (b)	421,504

		970,164

	Electronic Equipment & Instruments - 0.84%
13,910	AMETEK, Inc.	458,613

	Energy Equipment & Services - 2.11%
7,640	Dril-Quip, Inc. (a)(b)	411,872
6,480	Oil States International, Inc. (a)(b)	329,962
9,770	Tidewater, Inc. (b)	410,829

		1,152,663

	Food Products - 1.24%
41,900	Chiquita Brands International, Inc. (a)(b)	349,446
76,410	Pilgrim’s Pride Corporation (a)(b)	326,271

		675,717

	Health Care Equipment & Supplies - 3.47%
6,180	Analogic Corp.	280,634
34,850	Conceptus, Inc. (a)(b)	364,880
12,610	DENTSPLY International Inc. (b)	387,001
33,810	Hologic, Inc. (a)(b)	514,250
7,310	Meridian Bioscience, Inc. (b)	115,059
2,720	Orthofix International NV (a)	93,867
3,300	Sirona Dental Systems, Inc. (a)	139,953

		1,895,644

	Health Care Providers & Services - 1.86%
7,450	Hanger Orthopedic Group, Inc. (a)	140,731
16,030	Omnicare, Inc. (b)	407,643
7,060	Universal Health Services, Inc.	240,040
5,940	WellCare Health Plans, Inc. (a)	225,601

		1,014,015

	Hotels, Restaurants & Leisure - 2.05%
13,320	Darden Restaurants, Inc. (b)	569,430
19,230	Wyndham Worldwide Corp.	548,247

		1,117,677

	Household Products - 0.70%
16,280	Spectrum Brands Holdings, Inc. (a)	384,534

	Industrial Conglomerates - 1.69%
28,900	Carlisle Companies, Inc.	921,332

	Insurance - 3.78%
14,150	American Equity Investment Life Holding Co. (b)	123,813
19,120	Assurant, Inc.	684,495
29,140	Delphi Financial Group, Inc. (b)	627,093
20,400	Platinum Underwriters Holdings, Ltd.	627,300

		2,062,701

	Internet Software & Services - 1.02%
6,260	Equinix, Inc. (a)(b)	556,076

	IT Services - 1.69%
32,000	Genpact Limited (a)	460,480
45,410	Sapient Corp. (a)	460,457

		920,937

	Leisure Equipment & Products - 0.48%
8,020	Hasbro, Inc.	261,532

	Life Sciences Tools & Services - 0.14%
14,980	Sequenom, Inc. (a)(b)	76,248

	Machinery - 6.02%
15,220	AGCO Corp. (a)	526,155
25,660	Colfax Corp. (a)(b)	519,872
27,700	Commercial Vehicle Group, Inc. (a)	181,989
6,860	Flowserve Corp. (b)	507,640
20,330	Kennametal, Inc.	665,603
15,130	Navistar International Corporation (a)	485,976
10,070	Nordson Corp.	400,182

		3,287,417

	Media - 2.36%
75,760	Interpublic Group of Companies, Inc.	545,472
63,360	Regal Entertainment Group (b)	743,846

		1,289,318

	Metals & Mining - 1.93%
6,070	Compass Minerals International, Inc.	405,355
4,800	Royal Gold, Inc. (b)	307,488
5,640	Walter Energy, Inc. (b)	338,456

		1,051,299

	Multiline Retail - 0.96%
10,320	Family Dollar Stores, Inc.	524,875

	Multi-Utilities - 2.95%
42,030	AES Corp. (a)	410,213
31,640	CMS Energy Corp. (b)	626,155
12,040	OGE Energy Corp.	575,392

		1,611,760

	Oil & Gas - 3.93%
9,180	Alpha Natural Resources, Inc. (a)	162,394
13,380	Berry Petroleum Company (b)	473,383
15,460	Brigham Exploration Co. (a)	390,520
4,220	Concho Resources, Inc. (a)(b)	300,211
71,600	Kodiak Oil & Gas Corp. (a)(b)	373,036
7,370	SM Energy Co. (b)	446,991

		2,146,535

	Personal Products - 0.89%
12,010	Nu Skin Enterprises, Inc. (b)	486,645

	Pharmaceuticals - 1.18%
17,640	Medicis Pharmaceutical Corp. (b)	643,507

	Real Estate Management & Development - 1.38%
14,520	Jones Lang LaSalle, Inc.	752,281

	Semiconductor & Semiconductor Equipment - 2.35%
93,010	Advanced Micro Devices, Inc. (a)(b)	472,491
20,900	Avago Technologies, Ltd. (b)	684,893
2,570	Netlogic Microsystems, Inc. (a)(b)	123,643

		1,281,027

	Software - 7.49%
16,400	Check Point Software Technologies, Ltd. (a)(b)	865,264
85,830	Compuware Corp. (a)	657,458
57,090	DemandTec, Inc. (a)(b)	373,369
9,740	Pegasystems, Inc. (b)	298,141
14,140	Rovi Corp. (a)(b)	607,737
21,250	Solarwinds, Inc. (a)	467,925
23,400	Sourcefire, Inc. (a)(b)	626,184
17,530	Tangoe, Inc. (a)	198,264

		4,094,342

	Specialty Retail - 3.65%
23,090	Dicks Sporting Goods, Inc. (a)	772,592
22,600	Guess?, Inc.	643,874
9,470	Tiffany & Co. (b)	575,965

		1,992,431

	Water Utilities - 1.13%
20,370	American Water Works Co., Inc.	614,767

	Wireless Telecommunication Services - 0.64%
3,810	NII Holdings, Inc. (a)	102,680
7,150	SBA Communications Corp. (a)(b)	246,531

		349,211

	Total Common Stocks (Cost $58,443,267)	51,084,071

	REAL ESTATE INVESTMENT TRUSTS - 4.05%
	Real Estate Investment Trusts - 4.05%
36,050	Douglas Emmett, Inc. (b)	616,455
6,470	Essex Property Trust, Inc.	776,659
23,620	Post Properties, Inc.	820,559

	Total Real Estate Investment Trusts (Cost $2,371,720)	2,213,673

	SHORT-TERM INVESTMENTS - 1.80%
	Money Market Fund - 1.80%
984,761	Federated Prime Obligations Fund
	Effective Yield, 0.130%	984,761

	Total Short-Term Investments (Cost $984,761)	984,761

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 40.37%
	Money Market Fund - 40.37%
22,040,177	Mount Vernon Prime Portfolio
	Effective Yield, 0.205%	22,040,177

	Total Investments Purchased with Proceeds from Securities Lending (Cost $22,040,177)	22,040,177

	Total Investments (Cost $83,839,925) - 139.79%	76,322,682
	Liabilities in Excess of Other Assets - (39.79)%	(21,725,280)

	TOTAL NET ASSETS - 100.00%	$54,597,402

Percentages are stated as a percent of net assets.

Pyramis is a registered service mark of FMR LLC. Used under license

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$83,839,925

Gross unrealized appreciation	1,634,168
Gross unrealized depreciation	(9,151,411)

Net unrealized depreciation	(7,517,243)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$51,084,072	$—	$—	$51,084,072
Real Estate Investment Trusts	2,213,673			2,213,673
Short Term Investments	984,761	—	—	984,761

Investments Purchased as Securities Lending Collateral	22,040,177	—	—	22,040,177

Total Investments in Securities	$76,322,682	$—	$—	$76,322,682

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth Davis NY Venture Fund

Schedule of Investments

September 30, 2011 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.82%
	Aerospace & Defense - 0.84%
2,140	Lockheed Martin Corp. (a)	155,450

	Automobiles - 0.68%
3,654	Harley Davidson, Inc. (a)	125,442

	Beverages - 4.72%
2,925	Diageo Plc - ADR	222,095
5,385	Heineken Holding N.V.	207,819
6,560	The Coca-Cola Co.	443,193

		873,107

	Capital Markets - 6.59%
2,675	Ameriprise Financial, Inc.	105,288
670	Goldman Sachs Group, Inc.	63,349
5,950	Julius Baer Group Ltd.	198,838
41,245	The Bank of New York Mellon Corp. (a)	766,744
7,680	The Charles Schwab Corporation	86,554

		1,220,773

	Chemicals - 4.05%
1,370	Air Products & Chemicals, Inc.	104,627
1,750	Ecolab, Inc. (a)	85,558
5,095	Monsanto Co. (a)	305,903
3,320	Potash Corp. of Saskatchewan, Inc. - ADR	143,490
1,200	Praxair, Inc.	112,176

		751,754

	Commercial Banks - 4.99%
38,323	Wells Fargo & Company	924,351

	Commercial Services & Supplies - 2.19%
12,822	Iron Mountain, Inc. (a)	405,431

	Computers & Peripherals - 0.67%
5,485	Hewlett-Packard Co. (a)	123,138

	Construction Materials - 0.55%
1,610	Martin Marietta Materials, Inc. (a)	101,784

	Consumer Finance - 4.86%
20,040	American Express Co.	899,796

	Containers & Packaging - 0.81%
8,970	Sealed Air Corp.	149,799

	Distributors - 0.18%
20,000	Li & Fung	33,372

	Diversified Financial Services - 0.26%
1,556	Bank of America Corporation	9,523
1,310	JPMorgan Chase & Co.	39,457

		48,980

	Electronic Equipment & Instruments - 0.32%
1,900	Agilent Technologies, Inc. (b)	59,375

	Energy Equipment & Services - 0.76%
505	Schlumberger Ltd.	30,164
2,305	Transocean Ltd.	110,040

		140,204

	Food & Staples Retailing - 9.66%
11,580	Costco Wholesale Corporation	950,951
24,949	CVS Caremark Corporation	837,787

		1,788,738

	Food Products - 1.36%
2,860	Kraft Foods, Inc.	96,038
1,270	Nestle S.A.	69,917
2,730	Unilever NV - ADR (a)	85,968

		251,923

	Health Care Equipment & Supplies - 1.83%
3,380	Baxter International, Inc.	189,753
2,030	Becton Dickinson & Co.	148,840

		338,593

	Health Care Providers & Services - 1.75%
8,748	Express Scripts, Inc. (b)	324,288

	Household Durables - 0.17%
790	Hunter Douglas N.V.	31,752

	Insurance - 10.36%
1,980	ACE Ltd. (a)	119,988
530	Aon Corp.	22,249
3	Berkshire Hathaway, Inc. - Class A (b)	320,400
830	Everest Re Group, Ltd.	65,885
370	Fairfax Financial Holdings Ltd. (a)	142,332
15,437	Loews Corporation	533,349
65	Markel Corp. (b)	23,213
25,622	The Progressive Corporation	455,047
4,848	Transatlantic Holdings, Inc.	235,225

		1,917,688

	Internet & Catalog Retail - 0.40%
2,850	Expedia, Inc. (a)	73,388

	Internet Software & Services - 2.62%
944	Google, Inc. (b)	485,575

	IT Services - 0.40%
860	Visa, Inc. (a)	73,719

	Marine - 0.93%
52,400	China Shipping Development Co. Ltd.	33,317
1,230	Kuehne & Nagel International A.G.	138,047

		171,364

	Media - 1.76%
2,036	Grupo Televisa, S.A. - ADR (a)	37,442
4,640	Liberty Media Corporation - Interactive (b)	68,533
365	Liberty Media Corporation - Starz (b)	23,199
6,500	The Walt Disney Co. (a)	196,040

		325,214

	Metals & Mining - 1.04%
3,430	BHP Billiton Plc	91,629
5,000	MMX Mineracao e Metalicos S.A. (b)	7,552
2,088	Rio Tinto Plc	92,600

		191,781

	Oil & Gas - 11.45%
16,970	Canadian Natural Resource Ltd.	496,712
85,800	China Coal Energy Company Ltd.	76,563
7,119	Devon Energy Corp. (a)	394,677
7,320	EOG Resources, Inc.	519,793
7,490	Occidental Petroleum Corp.	535,536
15,870	OGX Petroleo e Gas Participacoes S.A. (b)	97,824

		2,121,105

	Paper & Forest Products - 0.06%
16,520	Sino-Forest Corp. (b)(c)	10,720

	Personal Products - 0.13%
1,390	Natura Cosmeticos S.A.	23,656

	Pharmaceuticals - 8.70%
8,170	Johnson & Johnson (a)	520,511
17,819	Merck & Co., Inc. (a)	582,860
2,080	Pfizer, Inc.	36,774
2,910	Roche Holdings A.G.	470,000

		1,610,145

	Real Estate Management & Development - 1.33%
3,265	Brookfield Asset Management, Inc.	89,951
30,700	Hang Lung Group Ltd.	156,425

		246,376

	Semiconductor & Semiconductor Equipment - 1.80%
2,600	Intel Corp. (a)	55,458
10,445	Texas Instruments, Inc. (a)	278,359

		333,817

	Software - 1.82%
9,820	Activision Blizzard, Inc. (a)	116,858
8,820	Microsoft Corp. (a)	219,530

		336,388

	Specialty Retail - 3.49%
9,375	Bed Bath & Beyond, Inc. (b)	537,281
4,612	CarMax, Inc. (a)(b)	109,996

		647,277

	Tobacco - 0.88%
2,624	Philip Morris International, Inc.	163,685

	Transportation Infrastructure - 1.08%
71,587	China Merchants Holdings International Co. Ltd.	191,940
4,400	LLX Logistica S.A. (b)	8,495

		200,435

	Wireless Telecommunication Services - 0.33%
2,810	America Movil, S.A.B de C.V. - ADR (a)	62,045

	Total Common Stocks (Cost $18,121,238)	17,742,428

	SHORT-TERM INVESTMENTS - 3.63%
	Money Market Fund - 3.63%
670,897	Federated Prime Obligations Fund
	Effective Yield, 0.130%	670,897

	Total Short-Term Investments (Cost $670,897)	670,897

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.53%
	Money Market Fund - 23.53%
4,357,467	Mount Vernon Prime Portfolio
	Effective Yield, 0.205%	4,357,467

	Total Investments Purchased with Proceeds from Securities Lending (Cost $4,357,467)	4,357,467

	Total Investments (Cost $23,149,602) - 122.98%	22,770,792
	Liabilities in Excess of Other Assets - (22.98)%	(4,254,612)

	TOTAL NET ASSETS - 100.00%	$18,516,180

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan.
(b)	Non-Income Producing.
(c)	As of September 30, 2011, the Advisor has fair valued this security and deemed it illiquid. (unaudited) The value of this security was $10,720 which represents 0.06% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$23,149,602

Gross unrealized appreciation	1,418,959
Gross unrealized depreciation	(1,797,769)

Net unrealized depreciation	(378,810)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$17,731,708	$—	$10,720	$17,742,428
Short Term Investments	670,897	—	—	670,897
Investments Purchased as Securities Lending Collateral	4,357,467	—	—	4,357,467

Total Investments in Securities	$22,760,072	$—	$10,720	$22,770,792

For further information regarding security characteristics, see the Schedule of Investments. The only significant transfer in/out of level 1 is listed below.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Reconciliation Disclosure

Description	Common Stocks
Balance as of January 1, 2011	$—
Accrued discounts	—
Realized gain	—
Change in unrealized depreciation	—
Net purchases	—
Transfers in and/or (out) of Level 3	10,720

Balance as of September 30, 2011	$10,720

Change in unrealized depreciation during the period for Level 3 investments held at September 30, 2011	$—

Transfers were made into Level 3 because observable inputs became unavailable or unreliable by the Fund’s pricing service.

Genworth Eaton Vance Large Cap Value Fund

Schedule of Investments

September 30, 2011 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 93.80%
	Aerospace & Defense - 3.72%
5,869	Boeing Co.	355,133
5,889	General Dynamics Corp.	335,025
5,849	Lockheed Martin Corp. (a)	424,871
14,317	United Technologies Corp.	1,007,345

		2,122,374

	Beverages - 1.18%
10,905	PepsiCo, Inc.	675,020

	Biotechnology - 1.47%
15,322	Amgen, Inc. (a)(b)	841,944

	Capital Markets - 2.00%
5,654	Franklin Resources, Inc.	540,749
6,340	Goldman Sachs Group, Inc.	599,447

		1,140,196

	Chemicals - 0.48%
3,569	Air Products & Chemicals, Inc.	272,565

	Commercial Banks - 8.26%
39,260	Fifth Third Bancorp	396,526
10,283	HSBC Holdings plc - ADR (a)	391,165
58,889	KeyCorp	349,212
24,389	The PNC Financial Services Group, Inc.	1,175,306
29,499	U.S. Bancorp (a)	694,406
71,138	Wells Fargo & Company	1,715,849

		4,722,464

	Computers & Peripherals - 3.98%
3,393	Apple Inc. (b)	1,293,343
5,601	International Business Machines Corp. (a)	980,343

		2,273,686

	Consumer Finance - 1.92%
24,399	American Express Co.	1,095,515

	Diversified Financial Services - 2.44%
46,308	JPMorgan Chase & Co.	1,394,797

	Diversified Telecommunication Services - 3.33%
37,501	AT&T, Inc. (a)	1,069,528
22,645	Verizon Communications, Inc. (a)	833,336

		1,902,864

	Electric Utilities - 2.78%
21,935	American Electric Power Company, Inc.	833,969
26,432	PPL Corp.	754,369

		1,588,338

	Energy Equipment & Services - 0.57%
7,019	Baker Hughes, Inc.	323,997

	Food & Staples Retailing - 2.35%
22,541	CVS Caremark Corporation	756,927
11,260	Wal-Mart Stores, Inc. (a)	584,394

		1,341,321

	Food Products - 3.34%
17,674	Kraft Foods, Inc.	593,493
13,649	Nestle S.A.	751,413
17,982	Unilever NV - ADR (a)	566,253

		1,911,159

	Health Care Equipment & Supplies - 1.06%
13,722	Covidien Plc (a)	605,140

	Health Care Providers & Services - 2.96%
3,891	Humana, Inc.	282,992
30,495	UnitedHealth Group, Inc.	1,406,430

		1,689,422

	Hotels, Restaurants & Leisure - 2.09%
15,785	Carnival Corp. (a)	478,286
8,167	McDonald’s Corp.	717,225

		1,195,511

	Industrial Conglomerates - 2.11%
79,111	General Electric Co.	1,205,652

	Insurance - 5.59%
9,990	ACE Ltd.	605,394
25,578	Lincoln National Corp. (a)	399,784
26,329	MetLife, Inc. (a)	737,475
18,464	Prudential Financial, Inc.	865,223
31,087	Xl Group Plc	584,436

		3,192,312

	IT Services - 1.50%
16,264	Accenture Plc (a)	856,788

	Life Sciences Tools & Services - 0.69%
7,825	Thermo Fisher Scientific, Inc. (b)	396,258

	Machinery - 0.98%
13,484	Illinois Tool Works, Inc. (a)	560,934

	Media - 2.81%
21,712	Comcast Corp.	453,781
20,795	The Walt Disney Co. (a)	627,176
8,374	Time Warner Cable, Inc. (a)	524,799

		1,605,756

	Metals & Mining - 2.38%
11,203	BHP Billiton Ltd. - ADR (a)	744,327
20,271	Freeport-McMoRan Copper & Gold, Inc.	617,252

		1,361,579

	Multiline Retail - 1.89%
10,156	Kohl’s Corp. (a)	498,660
11,798	Target Corp.	578,574

		1,077,234

	Multi-Utilities - 3.89%
16,494	PG&E Corporation (a)	697,861
23,889	Public Service Enterprise Group, Inc.	797,176
14,160	Sempra Energy (a)	729,240

		2,224,277

	Oil & Gas - 11.23%
12,037	Apache Corp. (a)	965,849
23,305	ConocoPhillips	1,475,673
18,746	Exxon Mobil Corp. (a)	1,361,522
15,078	Hess Corp.	790,992
16,954	Occidental Petroleum Corp.	1,212,211
17,971	Peabody Energy Corp. (a)	608,857

		6,415,104

	Pharmaceuticals - 7.63%
28,296	Johnson & Johnson (a)	1,802,738
29,445	Merck & Co., Inc. (a)	963,146
90,300	Pfizer, Inc.	1,596,504

		4,362,388

	Road & Rail - 1.56%
10,926	Union Pacific Corp. (a)	892,326

	Software - 3.74%
41,936	Microsoft Corp.	1,043,787
38,000	Oracle Corp.	1,092,120

		2,135,907

	Specialty Retail - 1.67%
17,250	The TJX Companies, Inc. (a)	956,858

	Tobacco - 1.09%
9,941	Philip Morris International, Inc.	620,120

	Wireless Telecommunication Services - 1.11%
24,829	Vodafone Group plc - ADR (a)	636,864

	Total Common Stocks (Cost $49,041,665)	53,596,670

	REAL ESTATE INVESTMENT TRUSTS - 3.46%
	Real Estate Investment Trusts - 3.46%
5,639	AvalonBay Communities, Inc. (a)	643,128
7,082	Boston Properties, Inc. (a)	631,006
6,420	Simon Property Group, Inc. (a)	706,072

	Total Real Estate Investment Trusts (Cost $1,500,279)	1,980,206

	SHORT-TERM INVESTMENTS - 2.18%
	Money Market Fund - 2.18%
1,246,181	Federated Prime Obligations Fund
	Effective Yield, 0.130%	1,246,181

	Total Short-Term Investments (Cost $1,246,181)	1,246,181

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 36.52%
	Money Market Fund - 36.52%
20,866,572	Mount Vernon Prime Portfolio
	Effective Yield, 0.205%	20,866,572

Total Investments Purchased with Proceeds from Securities Lending (Cost $20,866,572)	20,866,572

Total Investments (Cost $72,654,697) - 135.96%	77,689,629
Liabilities in Excess of Other Assets - (35.96)%	(20,550,105)

TOTAL NET ASSETS - 100.00%	$57,139,524

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan.
(b)	Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$72,654,697

Gross unrealized appreciation	6,509,496
Gross unrealized depreciation	(1,474,564)

Net unrealized appreciation	5,034,932

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$53,596,670	$—	$—	$53,596,670
Real Estate Investment Trusts	1,980,206			1,980,206
Short Term Investments	1,246,181	—	—	1,246,181
Investments Purchased as Securities Lending Collateral	20,866,572	—	—	20,866,572

Total Investments in Securities	$77,689,629	$—	$—	$77,689,629

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth Legg Mason Partners Aggressive Growth Fund

Schedule of Investments

September 30, 2011 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.19%
	Aerospace & Defense - 2.22%
18,430	L-3 Communications Holdings, Inc.	1,142,107

	Biotechnology - 17.28%
11,240	Alkermes Plc (a)	171,522
50,550	Amgen, Inc. (a)(b)	2,777,722
51,010	Biogen Idec, Inc. (a)(b)	4,751,581
16,120	Human Genome Sciences, Inc. (a)(b)	204,563
10,200	Immunogen, Inc. (a)(b)	111,792
9,620	ISIS Pharmaceuticals, Inc. (a)(b)	65,224
18,350	Vertex Pharmaceuticals, Inc. (a)(b)	817,309

		8,899,713

	Capital Markets - 0.65%
11,630	Cohen & Steers, Inc. (b)	334,363

	Communications Equipment - 0.34%
5,270	Arris Group, Inc. (a)	54,281
21,650	Nokia Corp. - ADR (b)	122,539

		176,820

	Computers & Peripherals - 3.94%
38,900	SanDisk Corporation (a)	1,569,615
44,560	Seagate Technology Plc (b)	458,077

		2,027,692

	Construction & Engineering - 0.97%
10,730	Fluor Corp.	499,482

	Electronic Equipment & Instruments - 1.89%
1,920	Dolby Laboratories, Inc. (a)	52,685
32,780	TE Connectivity Ltd.	922,429

		975,114

	Energy Equipment & Services - 9.24%
16,920	Core Laboratories N.V. (b)	1,519,924
20,500	National-Oilwell Varco, Inc. (b)	1,050,010
179,430	Weatherford International Ltd. (a)	2,190,840

		4,760,774

	Health Care Equipment & Supplies - 2.50%
29,220	Covidien Plc (b)	1,288,602

	Health Care Providers & Services - 8.50%
94,910	UnitedHealth Group, Inc.	4,377,249

	Industrial Conglomerates - 3.18%
40,190	Tyco International Ltd.	1,637,742

	Machinery - 2.24%
27,190	Pall Corp. (b)	1,152,856

	Media - 18.88%
21,275	AMC Networks, Inc. (a)	679,736
425	Ascent Media Corp. (a)	16,711
85,100	Cablevision Systems Corp.	1,338,623
8,090	CBS Corp.	164,874
16,800	Comcast Corp.	351,120
132,670	Comcast Corp. - Series C (b)	2,744,942
25,541	DIRECTV (a)(b)	1,079,107
6,890	Discovery Communications, Inc. (a)	259,202
6,890	Discovery Communications, Inc. - Series C (a)	242,184
5,810	Liberty Global, Inc. (a)(b)	210,206
5,920	Liberty Global, Inc. - Series C (a)(b)	204,891
7,340	Liberty Media Corporation (a)	485,321
46,850	Liberty Media Corporation - Interactive (a)	691,975
3,644	Liberty Media Corporation - Starz (a)	231,613
28,445	Madison Square Garden, Inc. (a)	648,546
7,250	Viacom, Inc.	280,865
10,340	World Wrestling Entertainment, Inc. (b)	92,129

		9,722,045

	Metals & Mining - 1.62%
18,480	Freeport-McMoRan Copper & Gold, Inc.	562,716
8,590	Nucor Corp. (b)	271,788

		834,504

	Oil & Gas - 7.12%
58,175	Anadarko Petroleum Corp.	3,667,934

	Pharmaceuticals - 7.10%
89,030	Forest Laboratories, Inc. (a)(b)	2,741,234
5,090	Teva Pharmaceutical Industries Ltd. - ADR	189,450
19,511	Valeant Pharmaceuticals International, Inc. (b)	724,248

		3,654,932

	Semiconductor & Semiconductor Equipment - 4.43%
39,990	Broadcom Corp.	1,331,267
9,850	Cree, Inc. (a)(b)	255,903
25,900	Intel Corp. (b)	552,447
7,260	Standard Microsystems Corp. (a)	140,844

		2,280,461

	Software - 1.63%
16,680	Advent Software, Inc. (a)(b)	347,778
13,830	Autodesk, Inc. (a)	384,197
2,000	Citrix Systems, Inc. (a)	109,060

		841,035

	Specialty Retail - 0.10%
18,870	Charming Shoppes, Inc. (a)(b)	49,062

	Thrifts & Mortgage Finance - 1.36%
35,550	Astoria Financial Corp.	273,380
35,980	New York Community Bancorp, Inc. (b)	428,161

		701,541

	Total Common Stocks (Cost $28,366,659)	49,024,028

	SHORT-TERM INVESTMENTS - 4.72%
	Money Market Fund - 4.72%
2,431,707	Federated Prime Obligations Fund
	Effective Yield, 0.130%	2,431,707

	Total Short-Term Investments (Cost $2,431,707)	2,431,707

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 38.78%
	Money Market Fund - 38.78%
19,975,304	Mount Vernon Prime Portfolio
	Effective Yield, 0.205%	19,975,304

	Total Investments Purchased with Proceeds from Securities Lending (Cost $19,975,304)	19,975,304

	Total Investments (Cost $50,773,670) - 138.69%	71,431,039
	Liabilities in Excess of Other Assets - (38.69)%	(19,926,739)

	TOTAL NET ASSETS - 100.00%	$51,504,300

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$50,773,670

Gross unrealized appreciation	21,735,412
Gross unrealized depreciation	(1,078,043)

Net unrealized appreciation	20,657,369

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$49,024,028	$—	$—	$49,024,028
Investments Purchased as Securities Lending Collateral	19,975,304	—	—	19,975,304
Short Term Investments	2,431,707	—	—	2,431,707

Total Investments in Securities	$71,431,039	$—	$—	$71,431,039

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth PIMCO StocksPlus Fund

Schedule of Investments

September 30, 2011 (unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 6.24%
	Aircraft Certificate Owner Trust
$65,227	Series 2003-1A, 6.455%, 09/20/2022 (d)	$63,271
1,000,000	Series 2003-1A, 7.001%, 09/20/2022 (d)	918,839
1,379,916	American Money Management Corp.
	Series 2005-5A, 0.482%, 08/08/2017 (c)(d)	1,325,203
832,676	Ares CLO
	Series 2006-6RA, 0.477%, 03/12/2018 (c)(d)	817,843
	Citibank Omni Master Trust
1,100,000	Series 2009-A8, 2.329%, 05/15/2016 (c)(d)	1,109,536
1,100,000	Series 2009-A14, 2.979%, 08/15/2018 (c)(d)	1,151,793
	Magnolia Funding Ltd.
437,892	Series A1 2010-1A, 3.000%, 04/20/2017 (d)	588,430
1,200,000	Series A2 2010-1A, 3.000%, 04/20/2017 (d)	1,587,470
700,000	Permanent Master Issuer Plc
	Series 2011-1A, 2.617%, 07/15/2042 (c)(d)	935,799
147,893	Plymouth Rock CLO
	Series 2010-1A, 1.790%, 02/16/2019 (c)(d)	146,194
	SLM Student Loan Trust
713,080	Series 2007-2, 0.274%, 07/25/2017 (c)	707,085
541,370	Series 2008-9, 1.774%, 04/25/2023 (c)	556,763
1,180,608	Series 2009-B, 6.229%, 07/15/2042 (c)(d)	1,106,681
1,220,913	Series 2009-C, 4.500%, 11/15/2043 (c)(d)	1,168,261
103,325	Structured Asset Securities Corp.
	Series 2005-AR1, 0.445%, 09/25/2035 (c)	101,009

	Total Asset Backed Securities (Cost $12,400,916)	12,284,177

	BANK LOAN OBLIGATIONS- 0.70%
	Machinery - 0.25%
500,000	Terex Corp.
	5.500%, 04/28/2017	491,150

	Pharmaceuticals - 0.24%
498,750	Quintiles Transnational Corp.
	5.000%, 05/10/2018	471,734

	Real Estate Investment Trust - 0.21%
	iStar Financial, Inc.
180,127	5.000%, 06/30/2013	175,033
248,406	5.000%, 06/28/2013	241,381

		416,414

	Total Bank Loan Obligations (Cost $1,413,880)	1,379,298

	COLLATERALIZED MORTGAGE OBLIGATIONS - 10.71%
850,079	American Home Mortgage Investment Trust
	Series 2004-4, 2.400%, 02/25/2045 (c)	727,293
123,147	Asset Backed Funding Certificates
	Series 2005-HE2, 0.715%, 06/25/2035 (c)	119,911
296,155	Banc of America Funding Corp.
	Series 2005-4, 5.500%, 08/25/2035	295,488
500,000	Banc of America Re-Remic Trust
	Series 2011-O7C1, 5.383%, 02/17/2040 (d)	538,553
772,959	Bank of America Large Loan Inc.
	Series FLT, 1.979%, 11/15/2015 (c)(d)	690,067
	Bank of America Mortgage Securities
486,158	Series 2004-A, 2.847%, 02/25/2034 (c)	404,165

559,041	Series 2005-E, 5.320%, 06/25/2035 (c)	494,272
39,114	Citigroup Mortgage Loan Trust, Inc.
	Series 2005-6, 2.450%, 09/25/2035 (c)	32,559
600,000	Commercial Mortgage Loan Trust
	Series FLT, 6.214%, 12/10/2049 (c)	635,017
	Countrywide Alternative Loan Trust
230,672	Series 2007-7T2, 6.000%, 04/25/2037	156,538
387,324	Series 2006-OA21, 0.421%, 03/20/2047 (c)	194,201
	Countrywide Home Loans
259,063	Series 2004-29, 0.565%, 02/25/2035 (c)	161,285
120,267	Series 2005-24, 5.500%, 11/25/2035	111,411
1,419,711	Series 2005-HYB9, 2.528%, 02/20/2036 (c)	946,335
181,118	Series 2006-OA5, 0.435%, 04/25/2046 (c)	97,921
	DBUBS Mortgage Trust
600,000	Series 2011-LC2, 3.386%, 07/12/2044 (d)	608,181
600,000	Series 2011-LC3, 3.642%, 08/12/2044	619,477
1,201,644	Deutsche ALT-A Securities, Inc.
	Series 2005-1, 0.735%, 02/25/2035 (c)	875,857
685,007	DLJ Commercial Mortgage Corp.
	Series 1998-CF2, 6.040%, 11/12/2031 (d)	696,312
1,951,554	First Horizon Alternative Mortgage Securities
	Series FLT, 2.325%, 08/25/2034 (c)	1,585,395
30,762	Globaldrive Auto Receivables
	Series 2008-2, 4.000%, 10/20/2016	41,615
600,000	Gosforth Funding Plc
	2.286%, 04/24/2047 (c)	931,976
185,696	Greenwich Capital Commercial Funding Corp.
	Series 2007-GG9, 5.381%, 03/10/2039	186,874
	GS Mortgage Securities Corp.
539,739	Series 2007-EOP, 1.142%, 03/06/2020 (c)(d)	536,197
500,000	Series 2007-EOP, 1.317%, 03/06/2020 (c)(d)	496,641
300,000	Series 2007-EOP, 1.535%, 03/06/2020 (c)(d)	297,690
	GSR Mortgage Loan Trust
300,000	Series 2005-AR6, 2.681%, 09/25/2035 (c)	246,398
38,629	Series 2005-AR6, 2.754%, 09/25/2035 (c)	35,702
358,464	Series 2005-AR7, 5.173%, 11/25/2035 (c)	327,703
114,192	Series 2007-3F, 5.000%, 05/25/2037	110,062
	Harborview Mortgage Loan Trust
208,132	Series 2006-9, 0.440%, 11/19/2036 (c)	123,341
113,791	Series FLT, 0.420%, 12/19/2036 (c)	68,721
460,676	IXIS Real Estate Capital Trust
	Series A-3, 0.575%, 02/25/2036 (c)	385,038
681,852	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2010-C1, 3.853%, 06/15/2043 (d)	708,838
911,562	JP Morgan Mortgage Acqusition Corp.
	Series 2006-FRE1, 0.425%, 05/25/2035 (c)	741,003
100,248	JP Morgan Mortgage Trust
	Series 2006-S2, 5.875%, 06/25/2021	94,973
181,979	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR, 2.288%, 06/25/2036 (c)	156,997
1,400,000	Morgan Stanley Reremic Trust
	Series 2011-R2, 5.250%, 05/27/2037 (d)	1,272,641
211,766	Newgate Funding Plc
	Pool #2007-3X, 1.424%, 12/15/2050 (c)	319,247
954,664	Nomura Asset Acceptance Corp.
	Series 2005-AR5, 2.501%, 10/25/2035 (c)	616,909
508,472	Opera Finance Plc
	Series CSC3, 1.049%, 04/25/2017 (c)	704,970

800,000	RBSCF Trust
	Series 2010-RR3, 5.467%, 09/16/2039 (c)(d)	868,755
349,999	Structured Asset Mortgage Corp.
	Series 2006-AR3, 0.445%, 04/25/2036 (c)	199,212
454,257	Thornburg Mortgage Securities Trust
	Series 2006-6, 0.345%, 12/25/2036 (c)	452,072
	TIAA Real Estate CDO
272,036	Series 2002-1, 0.748%, 05/22/2017 (c)(d)	270,030
159,767	Series 2002-1X, 0.748%, 05/22/2017 (c)	155,976
314,891	Titan Europe Plc
	1.113%, 10/23/2016 (c)	407,227
233,987	Washington Mutual
	Series 2006-AR14, 5.181%, 11/25/2036 (c)	167,334
186,644	Wells Fargo Mortgage Backed Securities
	Series 2006-AR8, 2.806%, 04/25/2036 (c)	148,175

	Total Collateralized Mortgage Obligations (Cost $20,876,598)	21,062,555

	CORPORATE OBLIGATIONS - 32.75%
	Airlines - 0.20%
363,648	United Airlines, Inc.
	10.400%, 11/01/2016	392,740

	Building Products - 0.31%
600,000	Masco Corp.
	5.875%, 07/15/2012	610,775

	Capital Markets - 0.20%
500,000	Morgan Stanley
	0.700%, 10/18/2016 (c)	389,740

	Commercial Banks - 9.32%
300,000	Banco Do Brasil S.A.
	4.500%, 01/20/2016 (d)	390,406
	Banco Santander S.A.
600,000	1.903%, 01/19/2016 (c)(d)	543,000
400,000	4.250%, 01/14/2016 (d)	378,480
300,000	2.450%, 03/18/2014 (c)(d)	290,381
600,000	BNP Paribas S.A.
	5.000%, 01/15/2021	588,485
500,000	Coöperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	1.850%, 01/10/2014	505,787
500,000	Export-Import Bank of Korea
	1.388%, 03/13/2012 (c)(d)	499,946
100,000	HBOS Plc
	2.199%, 03/29/2016 (c)	101,901
	ING Bank N.V.
300,000	0.876%, 01/13/2012 (c)(d)	299,958
900,000	1.169%, 03/30/2012 (c)(d)	899,014
900,000	2.625%, 02/09/2012 (d)	906,812
	Intesa SanPaolo SpA
900,000	2.708%, 02/24/2014 (c)(d)	811,005
300,000	0.775%, 01/19/2012 (c)	299,750
	Lloyds TSB Group plc
700,000	4.875%, 01/21/2016 (b)	690,683
500,000	12.000%, 12/16/2024 (c)(d)	459,324
300,000	Macquarie Bank Limited
	2.600%, 01/20/2012 (d)	301,871
2,300,000	Nordea Eiendomskreditt
	0.666%, 04/07/2014 (c)(d)	2,299,988
1,000,000	Santander US Debt S.A.
	1.169%, 03/30/2012 (c)(d)	992,803

	The Royal Bank of Scotland Group Plc
2,000,000	2.625%, 05/11/2012 (d)	2,025,716
1,900,000	1.450%, 10/20/2011 (d)	1,898,480
2,000,000	1.500%, 03/30/2012 (d)	2,010,606
100,000	7.640%, 03/31/2049 (c)	48,500
1,100,000	UBS AG, Stamford Branch
	1.403%, 02/23/2012 (c)	1,103,025

		18,345,921

	Commercial Services & Supplies - 1.11%
	International Lease Finance Corp.
300,000	6.500%, 09/01/2014 (d)	301,500
400,000	6.750%, 09/01/2016 (d)	403,000
600,000	7.125%, 09/01/2018 (d)	605,250
900,000	6.625%, 11/15/2013	877,500

		2,187,250

	Computers & Peripherals - 0.35%
700,000	Hewlett-Packard Co.
	0.588%, 05/24/2013 (c)	692,405

	Construction Materials - 0.10%
300,000	CEMEX, S.A.B. de C.V.
	9.000%, 01/11/2018 (b)(d)	206,250

	Consumer Finance - 2.14%
1,500,000	Ally Financial, Inc.
	3.680%, 06/20/2014 (c)	1,370,175
	Ford Motor Credit Company LLC
200,000	7.250%, 10/25/2011	200,624
900,000	7.800%, 06/01/2012	922,577
500,000	7.500%, 08/01/2012	510,345
	GMAC, Inc.
500,000	6.000%, 12/15/2011 (b)	503,125
200,000	6.625%, 05/15/2012	202,500
500,000	HSBC Finance Corp.
	6.676%, 01/15/2021 (d)	492,248

		4,201,594

	Containers & Packaging - 0.25%
500,000	Reynolds Group Issuer LLC
	7.875%, 08/15/2019 (b)(d)	485,000

	Diversified Financial Services - 7.97%
	American General Finance Corp.
500,000	5.200%, 12/15/2011 (b)	492,500
300,000	3.250%, 01/16/2013	358,111
	CIT Group, Inc.
77,795	7.000%, 05/01/2014 (b)	79,448
342,026	7.000%, 05/01/2015	339,888
70,043	7.000%, 05/01/2016	68,029
98,061	7.000%, 05/01/2017	95,242
	Citigroup, Inc.
700,000	6.125%, 11/21/2017 (b)	748,958
900,000	1.696%, 01/13/2014 (c)	876,548
100,000	4.750%, 02/10/2019 (c)	109,230
1,000,000	FBG Finance Ltd.
	5.125%, 06/15/2015 (d)	1,085,674
5,700,000	Glencore Funding LLC
	6.000%, 04/15/2014 (d)	5,869,456
500,000	JPMorgan Chase & Co.
	3.450%, 03/01/2016 (b)	502,572
3,000,000	LeasePlan Corporation NV
	3.000%, 05/07/2012 (d)	3,041,682
494,404	Racers
	0.767%, 07/25/2017 (c)(d)	483,298

	SLM Corp.
100,000	5.375%, 05/15/2014	98,472
700,000	0.553%, 01/27/2014 (c)	642,898
400,000	Stone Street Trust
	5.902%, 12/15/2015 (d)	414,767
400,000	VEB Finance Ltd.
	5.450%, 11/22/2017 (d)	383,000

		15,689,773

	Energy Equipment & Services - 0.26%
500,000	Ensco Plc
	3.250%, 03/15/2016 (b)	508,225

	Health Care Facilities - 0.21%
400,000	HCA, Inc.
	7.250%, 09/15/2020 (b)	406,000

	Hotels, Restaurants & Leisure - 0.26%
500,000	Starwood Hotels & Resorts Worldwide, Inc.
	7.875%, 05/01/2012 (b)	512,500

	Household Durables - 0.05%
100,000	Lennar Corp.
	5.600%, 05/31/2015	91,500

	Independent Power Producers & Energy Traders - 0.29%
600,000	NRG Energy, Inc.
	8.250%, 09/01/2020	570,000

	Insurance - 0.87%
200,000	American International Group, Inc.
	5.600%, 10/18/2016	198,058
800,000	Hartford Financial Services Group, Inc.
	6.000%, 01/15/2019	804,921
700,000	MetLife, Inc.
	0.996%, 01/10/2014 (c)(d)	699,679

		1,702,658

	Media - 0.10%
200,000	New York Times Co.
	5.000%, 03/15/2015	203,676

	Metals & Mining - 0.69%
600,000	Barrick Gold Corp.
	1.750%, 05/30/2014	603,212
700,000	Vale Overseas Ltd.
	6.250%, 01/23/2017 (b)	760,550

		1,363,762

	Oil & Gas - 1.41%
	BP Capital Markets Plc
200,000	3.125%, 10/01/2015	206,849
400,000	4.500%, 10/01/2020	434,058
500,000	3.200%, 03/11/2016 (b)	521,802
500,000	Odebrecht Drilling Norbe VIII Ltd.
	6.350%, 06/30/2021 (d)	500,000
300,000	Opti Canada, Inc.
	9.000%, 12/15/2012 (d)(f)	306,000
800,000	Petrobras International Finance Co.
	3.875%, 01/27/2016 (b)	801,600

		2,770,309

	Real Estate Investment Trust - 0.60%
1,050,000	Reckson Operating Partnership LP
	7.750%, 03/15/2020 (b)	1,188,653

	Specialty Retail - 1.95%
3,000,000	AutoZone, Inc.
	7.125%, 08/01/2018	3,603,684
200,000	Macy’s Retail Holdings, Inc.
	8.375%, 07/15/2015	233,044

		3,836,728

	Technology Hardware & Equipment - 0.10%
200,000	Seagate Technology Holdings
	6.375%, 10/01/2011 (b)	200,000

	Tobacco - 4.01%
	Altria Group, Inc.
1,000,000	9.700%, 11/10/2018	1,326,995
5,000,000	9.250%, 08/06/2019	6,563,710

		7,890,705

	Total Corporate Obligations (Cost $59,039,379)	64,446,164

	FOREIGN DEBT OBLIGATIONS - 3.27%
3,900,000	Canada
	2.500%, 09/01/2013	3,836,544
400,000	Instituto de Credito Oficial
	3.286%, 03/25/2014 (c)	515,177
225,000	Mexican Bonos
	10.000%, 12/05/2024	2,073,084

	Total Foreign Debt Obligations (Cost $6,803,716)	6,424,805

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 17.68%
478,452	Federal Home Administration
	7.430%, 03/01/2021 (c)	474,864
	Federal Home Loan Mortgage Corp.
565,660	Series 3232, 0.679%, 10/15/2036 (c)	567,026
280,465	Series 3666, 0.959%, 05/15/2040 (c)	283,216
92,175	Series 3836, 12.663%, 04/15/2041 (c)(i)	94,726
86,127	Series 3859, 12.663%, 05/15/2041 (c)(i)	87,369
96,237	Series 3904, 13.563%, 08/15/2041 (c)(i)	96,628
200,000	Series 3918, 11.452%, 09/15/2041 (c)	220,149
498,948	Series T-059, 6.500%, 10/25/2043	582,854
	Federal National Mortgage Association
439,839	Pool #AE0307, 4.000%, 05/01/2025	464,348
903,008	Pool #AE7103, 3.500%, 01/01/2026	944,606
960,028	Pool #AH2378, 3.500%, 01/01/2026	1,004,253
4,739,401	Pool #AH3431, 3.500%, 01/01/2026 (b)	4,957,730
1,000,000	Pool #TBA, 4.000%, 10/15/2026	1,054,063
1,000,000	Pool #TBA, 3.000%, 11/15/2026	1,026,562
87,635	Pool #985616, 5.500%, 04/01/2034	95,774
262,912	Pool #822101, 2.497%, 05/01/2035 (c)	276,176
177,605	Pool #834558, 4.986%, 09/01/2035 (c)	189,854
164,792	Series 2005-79, 0.645%, 09/25/2035 (c)	165,062
23,483	Pool #844000, 2.410%, 11/01/2035 (c)	24,504
286,016	Pool #866888, 2.475%, 01/01/2036 (c)	301,761
184,916	Series 2006-58, 0.918%, 07/25/2036 (c)	184,906
220,024	Pool #905142, 5.500%, 02/01/2037	239,428
1,003,057	Series 2007-39, 6.535%, 05/25/2037 (c)(h)	161,014
289,287	Series 2007-73, 0.295%, 07/25/2037 (c)	278,995
327,760	Series 2007-106, 6.175%, 11/25/2037 (c)(h)	40,656
129,060	Pool #995018, 5.500%, 06/01/2038	140,663
25,810	Pool #AA0837, 4.500%, 01/01/2039	27,441
637,047	Pool #AC1501, 4.500%, 08/01/2039	676,896
258,322	Series 2010-67, 0.985%, 06/25/2040 (c)	261,229
2,777,279	Series 2010-111, 0.755%, 10/25/2040 (c)	2,790,215
1,941,083	Pool #AE8392, 3.500%, 11/01/2040	1,996,768
7,291,858	Series 2010-141, 0.705%, 12/25/2040 (c)	7,314,198
1,831,823	Series 2010-136, 0.735%, 12/25/2040 (c)	1,835,310
2,096,558	Series 2011-3, 0.915%, 02/25/2041 (c)	2,102,345
263,290	Pool #AI2369, 4.500%, 05/01/2041	279,759

15,708	Pool #AI2572, 4.500%, 05/01/2041	16,690
148,132	Series 2011-76, 12.796%, 08/25/2041 (c)(i)	150,080
488,300	Series 2011-86, 0.785%, 09/25/2041 (c)	491,436
882,648	Series 2011-86, 0.785%, 09/25/2041 (c)	887,829
1,991,659	Series 2011-87, 0.785%, 09/25/2041 (c)	1,995,891

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $34,188,571)	34,783,274

	MUNICIPAL BONDS - 0.21%
400,000	Illinois, GO,
	4.071%, 01/01/2014	412,704

	Total Municipal Bonds (Cost $402,159)	412,704

Number of Shares
	PREFERRED STOCKS - 0.11%
	Diversifed Financial Services - 0.11%
12,000	GMAC Capital Trust I (a)	219,000

	Total Preferred Stocks (Cost $300,000)	219,000

Principal Amount
	U.S. GOVERNMENT AGENCY ISSUES - 2.84%
$5,500,000	Federal Home Loan Mortgage Corp.
	0.000%, 11/02/2011 (b)	$5,499,756
74,383	Small Business Administration Participant
	5.600%, 09/01/2028	83,793

	Total U.S. Government Agency Issues (Cost $5,574,139)	5,583,549

	U.S. TREASURY OBLIGATIONS - 1.27%
	U.S. Treasury Notes - 1.27%
600,000	3.125%, 05/15/2021 (b)	666,046
1,800,000	2.125%, 08/15/2021 (g)	1,832,071

	Total U.S. Treasury Obligations (Cost $2,447,056)	2,498,117

	SHORT-TERM INVESTMENTS - 28.06%
	Commercial Paper - 2.74%
	Federal National Mortgage Association
300,000	Effective Yield, 0.000%, 10/04/2011 (e)	299,998
5,100,000	Effective Yield, 0.000%, 11/09/2011 (b)(e)	5,099,669

		5,399,667

Number of Shares
	Money Market Fund - 0.16%
310,637	Federated Prime Obligations Fund
	Effective Yield, 0.130%	310,637

Principal Amount
	Repurchase Agreements - 7.89%
	Barclays,
$641,000	0.340%, 11/06/2011 (Collateralized by Allegheny Energy Supply,
	value $266,043, 8.250%, 04/15/2012, and Time Warner Entertainment,
	value $360,450, 10.150%, 05/01/2012)	$641,000
175,000	0.420%, 05/11/2012 (Collateralized by UST, Inc., value $178,054, 6.630%, 07/15/2012)	175,000
2,300,000	BNP Paribas Securities Corp.,
	0.070%, 10/05/2011 (Collateralized by Federal Home Loan Mortgage Corp.,
	value $2,324,650, 3.310%, 11/10/2020)	2,300,000
6,400,000	Citigroup,
	0.100%, 10/03/2011 (Collateralized by Federal National Mortgage Association,
	value $6,529,369, 1.000%, 09/20/2013)	6,400,000
6,000,000	Merrill Lynch,
	0.090%, 10/03/2011 (Collateralized by U.S. Treasury Note, value $6,120,701, 0.500%, 08/15/2014)	6,000,000

		15,516,000

	U.S. Treasury Bill - 17.27%
5,681,000	Effective Yield, 0.004%, 10/20/2011 (g)	5,680,985
2,187,000	Effective Yield, 0.000%, 11/10/2011 (g)	2,186,965
1,545,000	Effective Yield, (0.004)%, 11/17/2011 (g)	1,544,979
550,000	Effective Yield, 0.000%, 11/25/2011 (g)	549,992
1,236,000	Effective Yield, 0.000%, 12/01/2011 (g)	1,235,980
100,000	Effective Yield, 0.004%, 12/22/2011	99,997
1,130,000	Effective Yield, 0.000%, 01/19/2012	1,129,941
1,750,000	Effective Yield, 0.015%, 03/01/2012	1,749,690
540,000	Effective Yield, 0.011%, 03/08/2012	539,900
2,960,000	Effective Yield, 0.015%, 03/15/2012 (g)	2,959,361
15,200,000	Effective Yield, 0.011%, 03/22/2012 (g)	15,196,565
1,100,000	Effective Yield, 0.015%, 03/29/2012	1,099,714

		33,974,069

	Total Short-Term Investments (Cost $55,201,950)	55,200,373

Number of Shares
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.06%
	Money Market Fund - 19.06%
37,507,543	Mount Vernon Prime Portfolio
	Effective Yield, 0.205%	37,507,543

	Total Investments Purchased with Proceeds from Securities Lending (Cost $37,507,543)	37,507,543

	Total Investments (Cost $236,155,907) - 122.90%	241,801,559
	Liabilities in Excess of Other Assets - (22.90)%	-45,049,123

	TOTAL NET ASSETS - 100.00%	$196,752,436

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$236,155,907

Gross unrealized appreciation	7,718,903
Gross unrealized depreciation	(2,073,251)

Net unrealized appreciation	$5,645,652

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2011.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The aggregate value of these securities was $48,187,819, which represents 24.49% of total net assets.
(e)	Zero coupon bond.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Parially assigned as collateral for certain futures and swaps contracts.
(h)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2011. The securities are illiquid and the aggregate value of these securities was $201,670, which represents 0.10% of total net assets.
(i)	As of September 30, 2011, the Advisor has deemed these securities illiquid. The aggregate value of these securities was $428,803, which represents 0.22% of total net assets.

Schedule of Forward Sale Commitments

September 30, 2011 (unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value
Federal National Mortgage Association, Pool #TBA, 3.500%, 10/15/2025	$2,000,000	10/18/2011	$2,088,125	$2,088,750
Federal National Mortgage Association, Pool #TBA, 5.500%, 10/15/2041	400,000	10/13/2011	434,625	434,125

	$2,400,000		$2,522,750	$2,522,875

Schedule of Open Forward Currency Contracts

September 30, 2011 (unaudited)

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation)
10/4/2011	U.S. Dollars	1,266,070	Australian Dollar	1,300,000	$8,705
11/10/2011	U.S. Dollars	1,293,407	Australian Dollar	1,327,000	16,146
12/8/2011	U.S. Dollars	2,576,170	British Pound	1,614,000	61,017
11/17/2011	U.S. Dollars	2,926,752	Canadian Dollars	2,902,000	160,595
10/19/2011	U.S. Dollars	5,253,594	European Monetary Unit	3,767,000	207,531
10/17/2011	U.S. Dollars	593,083	Japanese Yen	46,684,000	(12,318)
11/18/2011	U.S. Dollars	2,392,571	Mexican Pesos	29,760,000	257,206
10/4/2011	Australian Dollar	1,300,000	U.S. Dollars	1,289,691	(32,326)
11/10/2011	Australian Dollar	1,300,000	U.S. Dollars	1,260,194	(8,920)
2/13/2012	Chinese Yuan	1,875,877	U.S. Dollars	291,127	3,397
6/1/2012	Chinese Yuan	13,408,500	U.S. Dollars	2,100,000	11,771
2/1/2013	Chinese Yuan	33,904,337	U.S. Dollars	5,390,509	(12,099)
9/8/2015	Chinese Yuan	486,640	U.S. Dollars	79,000	(3,191)
10/19/2011	European Monetary Unit	210,000	U.S. Dollars	303,959	(22,655)
10/17/2011	Japanese Yen	49,450,000	U.S. Dollars	637,834	3,437
11/14/2011	Korean Won	650,517,600	U.S. Dollars	610,585	(59,976)
10/7/2011	Norwegian Krone	3,262,000	U.S. Dollars	608,582	(53,077)
11/15/2011	Philippines Pesos	28,120,380	U.S. Dollars	646,000	(4,505)
12/9/2011	Singapore Dollars	1,067,925	U.S. Dollars	886,019	(69,372)

					$451,366

Schedule of Open Futures Contracts

September 30, 2011 (unaudited)

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Euro-Bobl Futures	18	$2,932,195	Dec-11	$(502)
Eurodollar 90 Day Futures	82	20,393,400	Dec-11	65,075
Eurodollar 90 Day Futures	119	29,473,325	Dec-13	(27,168)
Eurodollar 90 Day Futures	42	10,365,600	Jun-14	92,880
S&P 500 Index Futures	423	122,278,725	Dec-11	(3,354,922)
S&P 500 Index Mini Futures	772	44,633,180	Dec-11	(1,604,756)
U.S. Long Bond Futures	(8)	(1,136,750)	Dec-11	(29,453)

				$(4,858,846)

Schedule of Options Written

September 30, 2011 (unaudited)

Notional Amount		Value
	CURRENCY CONTRACTS
	Put Options
$200,000	U.S. Dollar - Japanese Yen*
	Expiration: November, 2011, Exercise Price: $76.80	$2,328

		2,328

Number of Contracts
	FUTURES CONTRACTS
	Put Options
126	Eurodollar 90 Day Futures
	Expiration: June, 2012, Exercise Price: $99.63	85,837

		85,837

Notional Amount
	INTEREST RATE SWAPTIONS
	Call Options
$4,100,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: October 11, 2011, Exercise Rate: 3.000%	$332,366

	Put Options
2,400,000	1-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: November 19, 2012, Exercise Rate: 1.000%	2,942
5,600,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: September 24, 2012, Exercise Rate: 2.250%	3,842
6,300,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: September 24, 2012, Exercise Rate: 2.250%	4,322
2,000,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: June 18, 2012, Exercise Rate: 2.750%	1,186
1,500,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: June 18, 2012, Exercise Rate: 2.750%	890
4,100,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: October 11, 2011, Exercise Rate: 4.250%	4

		13,186

	INFLATION FLOOR
	Floor
400,000	CPURNSA Index,
	Counterparty: Deutsche Bank
	Expiration: October 13, 2020, Strike Index: 218.011	2,346

	FORWARD VOLATILITY AGREEMENTS
	Forward Volatility Agreements
16,100,000	1-Year vs. 2-Year Forward Volatility Agreement*
	Counterparty: Morgan Stanley
	Exercise Price: To be determined
	Expiration: October 11, 2011	163,544
4,600,000	1-Year vs. 2-Year Forward Volatility Agreement*
	Counterparty: Morgan Stanley
	Exercise Price: To be determined
	Expiration: November 14, 2011	47,845

		211,389

	Total Options Written (Premiums received $470,445)	$647,452

Schedule of Credit Default Swaps

September 30, 2011 (unaudited)

Over-the-Counter Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues — Buy Protection(1)

Reference Obligation	Implied Credit Spread at September 30, 2011(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Altria Group, Inc., 9.250%, 08/06/2019	1.42%	(1.420%)	3/20/2019	Goldman Sachs	$3,000,000	$(121)	—	$(121)
Altria Group, Inc., 7.000%, 11/04/2013	1.42%	(1.450%)	3/20/2019	Royal Bank of Scotland	3,000,000	(6,822)	—	(6,822)
American International Group, Inc., 6.250%, 05/01/2036 *	4.82%	(4.300%)	3/20/2019	Goldman Sachs	200,000	5,600	—	5,600
Autozone, Inc., 7.125%, 08/01/2018	0.82%	(1.320%)	9/20/2018	Deutsche Bank	3,000,000	(98,343)	—	(98,343)
Citigroup, Inc., 6.500%, 01/18/2011	3.10%	(1.000%)	9/20/2019	Deutsche Bank	100,000	13,277	6,355	6,922
Ford Motor Credit Company, 7.250%, 10/25/2011	2.25%	(5.000%)	9/20/2012	Bank of America	400,000	(10,674)	(21,829)	11,155
Ford Motor Credit Company, 7.250%, 10/25/2011	1.95%	(5.000%)	6/20/2012	Deutsche Bank	800,000	(17,717)	(41,252)	23,535
Fosters Financial Corp., 5.125%, 06/15/2015	0.91%	(1.600%)	6/20/2015	Barclays Bank	1,000,000	(25,053)	—	(25,053)
Glencore Funding LLC, 6.000%, 04/15/2014	6.31%	(5.000%)	6/20/2014	Barclays Bank	5,700,000	180,447	1,539,000	(1,358,553)
Goldman Sachs Group, Inc., 5.625%, 01/15/2017	4.87%	(1.000%)	6/20/2014	Deutsche Bank	400,000	38,913	49,252	(10,339)
Hartford Financial Services Group, 6.000%, 01/15/2019	4.34%	(5.000%)	3/20/2019	Deutsche Bank	500,000	(18,773)	35,000	(53,773)
International Lease Finance Corp., 5.550%, 09/05/2012*	7.61%	(5.000%)	12/20/2013	Morgan Stanley	900,000	45,602	(44,418)	90,020
International Lease Finance Corp., 5.875%, 05/01/2013*	7.08%	(5.000%)	3/20/2013	Goldman Sachs	600,000	17,004	(27,573)	44,577
Lennar Corp., 6.500%, 04/15/2016	4.98%	(5.000%)	6/20/2015	BNP Paribas	100,000	(81)	(3,068)	2,987
Macy’s, Inc., 7.450%, 07/15/2017	1.29%	(1.000%)	9/20/2015	BNP Paribas	200,000	2,239	8,253	(6,014)
Masco Corporation, 6.125%, 10/03/2016	2.84%	(1.000%)	9/20/2012	BNP Paribas	200,000	3,548	2,162	1,386
Masco Corporation, 6.125%, 10/03/2016	2.84%	(1.000%)	9/20/2012	JP Morgan Chase	500,000	8,871	7,404	1,467
New York Times Co., 5.000%, 03/15/2015*	3.06%	(1.000%)	3/20/2015	Barclays Bank	200,000	13,492	11,545	1,947
Seagate Technology, 6.800%, 10/01/2016	2.20%	(1.000%)	12/20/2011	Goldman Sachs	200,000	546	1,908	(1,362)
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/2018	1.43%	(1.000%)	6/20/2012	Deutsche Bank	600,000	1,877	(576)	2,453
Wells Fargo & Co., 5.000%, 11/15/2014	1.75%	(2.400%)	3/20/2014	Deutsche Bank	100,000	(1,574)	—	(1,574)

						$152,258	$1,522,163	$(1,369,905)

Over-the-Counter Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues — Sell Protection(2)

Reference Obligation	Implied Credit Spread at September 30, 2011(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ally Financial, Inc., 6.750%, 12/01/2014	5.18%	5.000%	12/20/2011	Deutsche Bank	$1,500,000	$(618)	$29,418	$(30,036)
Ally Financial, Inc., 8.300%, 02/12/2015	5.23%	5.000%	6/20/2012	Deutsche Bank	100,000	(162)	(500)	338
Anheuser-Busch InBev NV, 8.625%, 01/30/2017	0.57%	1.000%	6/20/2013	Barclays	800,000	5,932	2,504	3,428
Anheuser-Busch InBev NV, 8.625%, 01/30/2017	0.57%	1.000%	6/20/2013	Barclays	400,000	2,967	1,502	1,465
Australian Government, 6.500%, 05/15/2013*	0.98%	1.000%	9/20/2016	Deutsche Bank	800,000	903	7,443	(6,540)
Australian Government, 6.500%, 05/15/2013*	0.98%	1.000%	9/20/2016	JP Morgan Chase	700,000	791	8,589	(7,798)
Arab Republic of Egypt, 5.750%, 4/29/2020	4.52%	1.000%	3/20/2016	Deutsche Bank	200,000	(28,118)	(19,453)	(8,665)
Arab Republic of Egypt, 5.750%, 4/29/2020	4.52%	1.000%	3/20/2016	Morgan Stanley	100,000	(14,059)	(12,504)	(1,555)
China (Peoples Republic of), 4.750%, 10/29/2013	1.98%	1.000%	12/20/2016	Royal Bank of Scotland	300,000	(13,856)	(13,948)	92
China (Peoples Republic of), 4.750%, 10/29/2013	1.65%	0.820%	12/20/2014	JP Morgan Chase	900,000	(23,177)	—	(23,177)
China (Peoples Republic of), 4.750%, 10/29/2013	1.65%	0.850%	12/20/2014	Barclays	400,000	(9,928)	—	(9,928)
Illinois, 5.000%, 06/01/2029*	2.76%	3.300%	3/20/2021	Bank of America	300,000	8,619	—	8,619
MetLife, Inc., 5.000%, 06/15/2015	3.38%	1.000%	3/20/2016	Bank of America	200,000	(19,027)	(4,713)	(14,314)
New Jersey, 5.250%, 07/01/2019	1.70%	1.720%	3/20/2020	Goldman Sachs	300,000	311	—	311
Petrobras International Finance Co., 8.375%, 12/10/2018	1.06%	1.000%	9/20/2012	Deutsche Bank	300,000	(180)	(3,722)	3,542
Petrobras International Finance Co., 8.375%, 12/10/2018	2.02%	1.000%	9/20/2015	HSBC Bank	100,000	(3,887)	(3,553)	(334)
Petrobras International Finance Co., 8.375%, 12/10/2018	2.02%	1.000%	9/20/2015	Morgan Stanley	200,000	(7,775)	(6,875)	(900)
Petrobras International Finance Co., 8.375%, 12/10/2018	1.06%	1.000%	9/20/2012	Morgan Stanley	100,000	(60)	(631)	571
U.S. Treasury Note, 4.875%, 08/15/2016*	0.29%	0.250%	9/20/2012	Deutsche Bank	500,000	(278)	(4,577)	4,299

						$(101,602)	$(21,020)	$(80,582)

Over-the-Counter Credit Default Swaps on Credit Indices — Buy Protection(1)

Index/Tranches	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.IG-10 10-Year Index	(1.500%)	6/20/2018	Bank of America	$2,904,000	$34,720	$5,076	$29,644
CDX.IG-11 10-Year Index	(1.400%)	12/20/2018	Deutsche Bank	992,000	10,456	37,792	(27,336)
CDX.IG-16 5-Year Index *	(5.000%)	6/20/2016	Morgan Stanley	2,400,000	222,264	(42,000)	264,264

					$267,440	$868	$266,572

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

Index/Tranches	Fixed Pay Rate	Maturity Date	Clearing Agent	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.IG-9 10-Year Index	(0.800%)	12/20/2017	Chicago Mercantile Exchange	$2,129,600	$107,636	$94,860	$12,776
CDX.IG-15 5-Year Index	(1.000%)	12/20/2015	Chicago Mercantile Exchange	2,200,000	20,044	15,270	4,774

					$127,680	$110,130	$17,550

Schedule of Interest Rate Swaps

September 30, 2011 (unaudited)

Over-the-Counter Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-Month-USD-LIBOR	3.500%	6/15/2021	HSBC Bank	2,000,000	$(255,531)	$44,280	$(299,811)
Receive	3-Month-USD-LIBOR	3.500%	6/15/2021	Deutsche Bank	600,000	(76,659)	7,332	(83,991)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Goldman Sachs	1,000,000	(351,659)	(127,256)	(224,403)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Barclays Bank	2,900,000	(1,019,813)	(484,156)	(535,657)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	BNP Paribas	1,100,000	(386,825)	(168,601)	(218,224)
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	JPMorgan Chase	2,300,000	152,671	(1,928)	154,599
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	Royal Bank of Scotland	3,200,000	212,412	(30,394)	242,806
Pay	3-Month-CAD-BA-CDOR	5.000%	12/19/2028	Royal Bank of Scotland	700,000	45,714	(6,134)	51,848
Pay	Brazil CETIP Interbank Deposit	11.490%	1/2/2012	Deutsche Bank	4,100,000	2,262	(5,221)	7,483
Pay	Brazil CETIP Interbank Deposit	11.570%	1/2/2012	JPMorgan Chase	2,400,000	23,917	6,184	17,733

						$(1,653,511)	$(765,894)	$(887,617)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Clearing Agent	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	3-Month-USD-LIBOR	2.500%	6/15/2016	Chicago Mercantile Exchange	1,400,000	$(86,199)	$(89,406)	$3,207
Pay	3-Month-USD-LIBOR	3.250%	12/21/2021	Chicago Mercantile Exchange	1,600,000	(160,227)	(117,920)	(42,307)
Pay	3-Month-USD-LIBOR	5.000%	12/17/2028	Chicago Mercantile Exchange	3,800,000	(1,355,753)	(1,321,107)	(34,646)

						$(1,602,179)	$(1,528,433)	$(73,746)

Schedule of Total Return Swaps

September 30, 2011 (unaudited)

Receive Total Return on Reference Index	Index		# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	*	19,081	3-Month USD-LIBOR	$39,349,888	12/15/2011	Bank of America	$(2,508,503)

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
*	Investments are treated as illiquid according to the Fund’s liquidity guidelines.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities, collateralized mortgage obligations and corporate bonds; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations, corporated bonds and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$11,365,338	$918,839	$12,284,177
Bank Loan	—	1,379,298	—	1,379,298
Collateralized Mortgage Obligations	—	20,906,579	155,976	21,062,555
Corporate Bonds	—	63,962,866	483,298	64,446,164
Foreign Debt Obligations	—	6,424,805	—	6,424,805
Mortgage Backed Securities - U.S. Government Agency	—	34,308,410	474,864	34,783,274
Municipal Bonds	—	412,704	—	412,704
U.S. Government Agency Issues	—	5,583,549	—	5,583,549
U.S. Treasury Obligations	—	2,498,117	—	2,498,117

Total Fixed Income	—	146,841,667	2,032,976	148,874,643
Preferred Stock	219,000	—	—	219,000
Repurchase Agreements	—	—	—	—
Short Term Investments	310,637	54,889,735	—	55,200,373
Investments Purchased as Securities Lending Collateral	37,507,543	—	—	37,507,543

Total Investments in Securities	$38,256,180	$201,731,403	$2,032,976	$241,801,559

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Levels 1 during the period.

Transfers into Level 2	$3,876,712
Transfers out of Level 2	(391,917)

Net Transfers in and/or out of Level 2	$3,484,795

Transfers were made into level 2 from level 3 due to securites being priced with broker quotes in active market, and transfers were made out of level 2 into level 3 due to a security being priced without observable inputs.

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Currency Contracts	$—	$451,366	$—	$451,366
Forward Sale Commitments and Securities Sold Short	—	2,522,875	—	2,522,875
Futures	(4,856,420)	—	—	(4,856,420)
Options Written	88,165	345,552	213,735	647,452
Swaps	—	($4,620,983)	—	(4,620,983)

Total	$(4,768,255)	$(1,301,190)	$213,735	$(5,855,710)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, forward sale commitments, futures, options written , credit default swaps, interest rate swaps and total return swaps, which are reflected at the unrealized appreciation (depreciation) on the instrument. All derivatives, except for forward sale commitments and written options are reflected at the unrealized appreciation (depreciation) on the instrument. Forward sale commitments and written options are reflected at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Reconciliation Disclosure

Description	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Obligations	Mortgage Backed Securities — U.S. Government Agency	Options Written
Balance as of January 1, 2011	$4,056,624	$4,671,819	$—	$865,273	$352,229
Accrued discounts	35,608	3,349	2,456	—	—
Realized gain	877	18,858	—	—	—
Change in unrealized depreciation	(214,146)	43,303	92,912	1,890	(138,494)
Net purchases	916,588	(4,581,353)	(3,987)	(392,299)
Transfers in and/or (out) of Level 3	(3,876,712)	—	391,917	—	—

Balance as of September 30, 2011	$918,839	$155,976	$483,298	$474,864	$213,735

Change in unrealized depreciation during the period for Level 3 investments held at September 30, 2011	$(56,149)	$6,901	$92,912	$1,890	$(138,494)

Transfers were made into Level 3 because observable inputs became unavailable or unreliable by the Fund’s pricing service.

The Fund’s sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, as efficient means to gain exposure to an index or market sector; to adjust and manage interest rate and volatility exposure and replicate government bond positions; to adjust yield curve exposures and substitute for physical securities; to manage credit exposure without buying or selling securities outfright and to manage portfolio duration and/or enhance yield.

Balance Sheet - Values of Derivative Instruments as of September 30, 2011

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Genworth PIMCO StocksPLUS Fund

The Fund’s sub-advisor used the below derivative instruments during the period.

Total Return Equity Swap – The notional value typically exceeds 97% of the value of the portfolio, and is used to receive equity market exposure for the fund net of interest cost. May offer opportunity to outperform the total return of the swaps reference equity index due to active management of the liquid portfolio backing the exposure.

Bond Futures – Primarily used to gain and adjust interest rate long exposure to non-US bond markets to roughly 2% to 3% of the value of the portfolio; also used to shorten the domestic duration of the portfolio.

Interest Rate Swaps – Both receive fixed and pay fixed swaps were used actively through the period, to adjust interest rate and yield curve exposures and substitute for physical securities, as well as lengthen or shorten duration. Long swap positions (“receive fixed”) increase exposure to long-term interest rates; short positions (“pay fixed”) decrease exposure.

Credit Default Swaps (“CDS”) – Long CDS were used, at roughly 1% to 2% of the portfolio, to hedge existing positions by managing credit exposure without buying or selling securities outright. Significant short positions (7% to 12% of portfolio) were taken to receive credit exposure. Written CDS increase credit exposure (“selling protection”), obligating the portfolio to buy bonds from counterparties in the event of a default. Purchased CDS decrease exposure (“buying protection”), providing the right to “put” bonds to the counterparty in the event of a default.

Option Premium – Less than a  1/2% of the portfolio value in short option premiums received, primarily to generate income when volatility is perceived to be high. Written options generate income in expected interest rate scenarios and may generate capital losses if unexpected interest rate environments are realized. Both written and purchased options will become worthless at expiration if the underlying instrument does not reach the strike price of the option.

Mortgage Derivatives – Used to generate above-average yield volatility exposure in the fund and to position against changes in expected prepayment speeds. Includes securities determined by the Fund’s sub-advisor PIMCO to have potentially less stable duration characteristics, such as Interest Only strips (IOs), Principal Only strips (POs), Support Class CMOs and inverse Floaters. Value will fluctuate as prepayment speeds respond to rising and falling interest rates.

Money Market Derivatives – Long money market futures were used once in the six- month period to position for a change in short-term interest rates. The notional amount of money market futures is divided by the term of the underlying interest rate to properly reflect the exposure.

Balance Sheet - Values of Derivative Instruments as of September 30, 2011

	Asset Derivatives 2011		Liability Derivatives 2011
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts - Investments	Investments, at Value	$201,670	Options Written, at value	$—
Interest Rate Contracts - Options	Investments, at Value	—	Options Written, at value	431,389
Interest Rate Contracts - Futures*	Variation margin on futures contracts	157,955	Variation margin on futures contracts	57,123
Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	477,676	Depreciation on Swap Agreements	1,439,039
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	729,805	Depreciation of forward currency contracts	278,439
Foreign Exchange Contracts - Options	Appreciation of forward currency contracts	—	Depreciation of forward currency contracts	2,328
Credit Contracts - Swaps	Appreciation on Swap Agreements	526,172	Depreciation on Swap Agreements	1,692,537
Equity Contracts - Futures*	Variation margin on futures contracts	—	Variation margin on futures contracts	4,959,678
Equity Contracts - Swaps*	Appreciation on Swap Agreements	—		2,508,503
Other Contracts - Options	Investments, at Value	—	Options Written, at value	213,735

Total		$2,093,278		$11,582,771

*	Includes cumulative appreciation (depreciation) of futures contracts or total return swap agreements as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the statement of assets & liabilities.

The average monthly market value of purchased and written options during the year ended September 30, 2011 were as follows:

Genworth PIMCO StocksPLUS Fund
Purchased options	$1,063
Written Options	($555,805)

The average monthly notional amount of futures, forwards and swaps during the year ended September 30, 2011 for were as follows:

Long Positions	Genworth PIMCO StocksPLUS Fund
Futures	$239,248,795
Forwards	$12,797,623
Swaps	$105,013,772

Short Positions	Genworth PIMCO StocksPLUS Fund
Futures	($1,008,806)
Forwards	($10,465,531)

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Schedule of Investments

September 30, 2011 (unaudited)

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.90%
1,000,000	Bank of America Commercial Mortgage, Inc.
	Series 2006-2, 5.921%, 05/10/2045 (a)	1,099,605
1,000,000	LB-UBS Commercial Mortgage Trust
	Series 2006-C1, 5.156%, 02/15/2031	1,084,594
	Merrill Lynch Mortgage Trust
100,000	Series 2005-CIP1, 5.047%, 07/12/2038 (a)	109,013
200,000	Series 2005-MCP1, 4.747%, 06/12/2043 (a)	215,407
	Morgan Stanley
2,300,000	Series 2006-HQ9, 5.731%, 07/14/2044 (a)	2,512,219
300,000	Series 2007-IQ14, 5.692%, 04/15/2049 (a)	312,302
625,000	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C25, 5.923%, 05/15/2043 (a)	693,298

	Total Collateralized Mortgage Obligations (Cost $5,582,749)	6,026,438

	CORPORATE OBLIGATIONS - 30.26%
	Banks - 8.68%
	Abbey National Treasury Services Plc
225,000	2.875%, 04/25/2014 (b)	212,150
500,000	4.000%, 04/27/2016 (b)	462,041
140,000	Barclays Bank Plc
	5.200%, 07/10/2014	143,267
550,000	BB&T Capital Trust
	6.750%, 06/07/2036	566,765
525,000	Fifth Third Bancorp
	3.625%, 01/25/2016	534,250
325,000	HSBC Bank USA N.A.
	4.875%, 08/24/2020	305,344
525,000	HSBC Holdings Plc
	6.500%, 09/15/2037	516,893
	Kreditanstalt Fur Wiederaufbau
1,000,000	3.250%, 03/15/2013	1,039,301
4,800,000	3.500%, 03/10/2014	5,130,182
	Landwirtschaftliche Rentenbank
1,800,000	1.875%, 09/24/2012	1,824,453
1,690,000	3.250%, 03/15/2013 (b)	1,754,169
3,000,000	Oesterreichische Kontrollbank AG
	3.625%, 06/17/2013	3,153,360
325,000	SunTrust Banks, Inc.
	3.600%, 04/15/2016 (b)	329,846
375,000	SVB Financial Group
	5.375%, 09/15/2020 (b)	390,437
625,000	The Royal Bank Scotland Plc
	4.875%, 03/16/2015	612,424
575,000	Union Bank NA
	3.000%, 06/06/2016	573,172
500,000	US Bancorp
	3.442%, 02/01/2016 (b)	508,008

		18,056,062

	Beverages - 0.41%
675,000	Anheuser-Busch InBev. N.V.
	5.375%, 01/15/2020 (b)	787,775
45,000	PepsiCo, Inc.
	7.900%, 11/01/2018	59,962

		847,737

	Capital Markets - 1.03%
675,000	Bear Stearns Cos., Inc.
	7.250%, 02/01/2018	796,716
	Morgan Stanley
600,000	6.625%, 04/01/2018	596,011
725,000	7.300%, 05/13/2019 (b)	748,215

		2,140,942

	Chemicals - 0.40%
750,000	Dow Chemical Co.
	5.900%, 02/15/2015	828,551

	Computers & Peripherals - 0.16%
325,000	Hewlett Packard Co.
	3.000%, 09/15/2016	328,085

	Consumer Finance - 1.10%
	American Express Co.
140,000	5.125%, 08/25/2014	151,631
125,000	7.000%, 03/19/2018	148,075
120,000	8.125%, 05/20/2019	151,678
550,000	Capital One Financial Corp.
	4.750%, 07/15/2021 (b)	551,974
475,000	Discover Financial Services
	10.250%, 07/15/2019	575,740
690,000	GMAC LLC
	1.750%, 10/30/2012	700,907

		2,280,005

	Diversified Financial Services - 3.49%
	Bank of America Funding Corp.
175,000	3.625%, 03/17/2016 (b)	159,464
250,000	5.650%, 05/01/2018	237,702
575,000	5.625%, 07/01/2020	530,500
	Citigroup, Inc.
200,000	1.875%, 10/22/2012	203,213
350,000	5.000%, 09/15/2014	343,497
230,000	6.125%, 11/21/2017 (b)	246,086
280,000	8.500%, 05/22/2019	338,681
240,000	5.375%, 08/09/2020 (b)	249,081
150,000	6.875%, 03/05/2038	163,375
300,000	JPMorgan Chase Capital XX
	6.550%, 09/15/2066 (a)	303,881
3,000,000	Private Export Funding Corp.
	3.550%, 04/15/2013	3,143,091
400,000	SLM Corp.
	6.250%, 01/25/2016	392,978
375,000	UBS AG
	5.750%, 04/25/2018 (b)	386,258
500,000	Wachovia Corp.
	6.600%, 01/15/2038	574,763

		7,272,570

	Diversified Manufacturing - 2.47%
1,240,000	General Electric Capital Corp.
	5.625%, 05/01/2018	1,357,428
3,700,000	General Electric Corp.
	2.125%, 12/21/2012	3,781,611

		5,139,039

	Diversified Telecommunication Services - 0.91%
	AT&T, Inc.
300,000	2.950%, 05/15/2016	309,903
330,000	5.600%, 05/15/2018	382,102
250,000	3.875%, 08/15/2021 (b)	257,691
190,000	6.400%, 05/15/2038	221,277
400,000	Qwest Communications International, Inc.
	8.000%, 10/01/2015	418,000
90,000	Verizon Communications, Inc.
	6.400%, 02/15/2038	110,701
150,000	Verizon Wireless Capital LLC
	8.500%, 11/15/2018	200,163

		1,899,837

	Electric Utilities - 0.50%
660,000	LG&E and KU Energy LLC
	3.750%, 11/15/2020	639,972
312,000	Nevada Power Co.
	7.125%, 03/15/2019	390,124

		1,030,096

	Food Products - 0.13%
	Kraft Foods, Inc.
125,000	6.125%, 08/23/2018	147,566
100,000	6.500%, 02/09/2040 (b)	122,680

		270,246

	Health Care Equipment & Supplies - 0.45%
	DENTSPLY International, Inc.
175,000	2.750%, 08/15/2016	176,405
200,000	4.125%, 08/15/2021	209,580
200,000	Hospira, Inc.
	5.600%, 09/15/2040 (b)	222,358
	Laboratory Corp. America Holdings
150,000	3.125%, 05/15/2016	155,496
175,000	4.625%, 11/15/2020	187,515

		951,354

	Health Care Providers & Services - 0.21%
425,000	Express Scripts, Inc.
	3.125%, 05/15/2016	429,585

	Insurance - 1.72%
425,000	Alleghany Corp.
	5.625%, 09/15/2020	450,781
250,000	American International Group, Inc.
	4.875%, 09/15/2016	239,933
	Lincoln National Corp.
250,000	4.300%, 06/15/2015 (b)	263,309
150,000	4.850%, 06/24/2021 (b)	144,879
	MetLife, Inc.
90,000	6.750%, 06/01/2016	103,616
125,000	4.750%, 02/08/2021	130,329
350,000	6.400%, 12/15/2066 (a)	311,986
875,000	Prudential Financial, Inc.
	3.875%, 01/14/2015	895,028
675,000	Reinsurance Group of America, Inc.
	5.625%, 03/15/2017	740,864
250,000	Transatlantic Holdings, Inc.
	8.000%, 11/30/2039	297,209

		3,577,934

	Life Sciences Tools & Services - 0.35%
255,000	Life Technologies Corp.
	6.000%, 03/01/2020	282,774
425,000	Thermo Fisher Scientific, Inc.
	3.600%, 08/15/2021	442,080

		724,854

	Machinery - 0.34%
300,000	Valmont Industries, Inc.
	6.625%, 04/20/2020	349,346
350,000	Xylem, Inc.
	3.550%, 09/20/2016	351,692

		701,038

	Media - 1.32%
780,000	Comcast Corp.
	5.700%, 05/15/2018	902,732
575,000	DIRECTV
	3.500%, 03/01/2016	593,903
225,000	NBCUniversal Media LLC
	4.375%, 04/01/2021	231,553
500,000	News America, Inc.
	6.150%, 02/15/2041 (b)	530,738
425,000	WPP Finance UK
	8.000%, 09/15/2014	481,327

		2,740,253

	Metals & Mining - 0.40%
425,000	Freeport McMoRan Copper & Gold, Inc.
	8.375%, 04/01/2017	456,314
300,000	Teck Resources Ltd.
	10.750%, 05/15/2019	373,259

		829,573

	Oil & Gas - 2.58%
	Anadarko Petroleum Corp.
225,000	6.375%, 09/15/2017	252,726
300,000	8.700%, 03/15/2019	378,881
	BP Capital Markets Plc
250,000	3.200%, 03/11/2016 (b)	260,901
525,000	4.500%, 10/01/2020	569,701
300,000	Conoco, Inc.
	6.950%, 04/15/2029	400,504
400,000	Energy Transfer Partners LP
	6.700%, 07/01/2018	448,336
450,000	Nexen, Inc.
	7.500%, 07/30/2039	528,716
260,000	Pemex Project Funding Master Trust
	6.625%, 06/15/2035	281,450
	Petrobras International Finance Co.
90,000	6.125%, 10/06/2016	98,550
902,000	5.750%, 01/20/2020	945,295
	Transocean, Inc.
200,000	5.250%, 03/15/2013	208,393
400,000	6.500%, 11/15/2020	437,237
430,000	Weatherford International Ltd.
	9.625%, 03/01/2019	556,343

		5,367,033

	Pipelines - 0.28%
300,000	Enterprise Products Operating LLC
	7.550%, 04/15/2038	374,712
200,000	TransCanada PipeLines Ltd.
	6.350%, 05/15/2067 (a)	199,373

		574,085

	Real Estate - 1.53%
375,000	Duke Realty LP
	8.250%, 08/15/2019	430,186
	HCP, Inc.
450,000	6.300%, 09/15/2016	481,976
200,000	6.000%, 01/30/2017 (b)	210,817
450,000	Healthcare Realty Trust Inc.
	5.750%, 01/15/2021	441,005
125,000	Kilroy Realty Corp.
	5.000%, 11/03/2015	129,881
200,000	Kilroy Realty LP
	6.625%, 06/01/2020 (b)	217,710
450,000	Liberty Property LP
	4.750%, 10/01/2020 (b)	453,174

	Simon Property Group LP
425,000	5.650%, 02/01/2020	466,845
125,000	4.375%, 03/01/2021	127,236
225,000	UDR, Inc.
	4.250%, 06/01/2018	230,322

		3,189,152

	Semiconductor & Semiconductor Equipment - 0.20%
425,000	Intel Corporation
	1.950%, 10/01/2016 (b)	428,574

	Specialty Retail - 0.62%
400,000	Home Depot, Inc.
	5.400%, 03/01/2016 (b)	453,042
350,000	Macy’s, Inc.
	7.450%, 07/15/2017	413,236
425,000	O’Reilly Automotive, Inc.
	4.625%, 09/15/2021	430,048

		1,296,326

	Telecommunications - 0.64%
175,000	Qwest Corp.
	8.375%, 05/01/2016	192,938
	Telecom Italia SpA
140,000	5.250%, 10/01/2015	133,591
775,000	6.999%, 06/04/2018	777,591
230,000	Telefonica Emisiones SAU
	6.221%, 07/03/2017	232,713

		1,336,833

	Thrifts & Mortgage Finance - 0.09%
190,000	Santander Holdings USA, Inc.
	4.625%, 04/19/2016	183,228

	Tobacco - 0.16%
	Altria Group, Inc.
90,000	8.500%, 11/10/2013	102,697
175,000	9.700%, 11/10/2018	232,224

		334,921

	Transportation - 0.06%
120,000	Vale Overseas Ltd.
	6.875%, 11/21/2036	129,732

	Wireless Telecommunication Services - 0.03%
60,000	America Movil, S.A.B. de C.V.
	5.625%, 11/15/2017	67,216

	Total Corporate Obligations (Cost $60,648,187)	62,954,861

	FOREIGN DEBT OBLIGATIONS - 2.31%
3,000,000	Export Development Canada
	3.500%, 05/16/2013 (b)	3,148,005
190,000	Petroleos Mexicanos
	5.500%, 01/21/2021	201,400
760,000	Republic of Columbia
	4.375%, 07/12/2021	777,100
690,000	United Mexican States
	5.750%, 10/12/2110	683,100

	Total Foreign Debt Obligations (Cost $4,754,726)	4,809,605

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 39.85%
	Federal Home Loan Mortgage Corp.
3,162,725	Pool #G1-3771, 4.500%, 03/01/2025	3,431,318
2,650,433	Pool #A9-0081, 5.000%, 12/01/2039	2,906,807
596,126	Pool #A9-0305, 5.000%, 12/01/2039	653,789
1,232,870	Pool #A9-0994, 4.500%, 02/01/2040	1,324,731
456,342	Pool #A9-2630, 5.000%, 06/01/2040	500,484
50,256	Pool #A9-3891, 4.000%, 09/01/2040	52,953
57,050	Pool #A9-4729, 4.000%, 11/01/2040	60,110
38,867	Pool #A9-5468, 4.000%, 12/01/2040	40,952
35,044	Pool #A9-5481, 4.000%, 12/01/2040	36,924
29,119	Pool #A9-5593, 4.000%, 12/01/2040	30,682
78,015	Pool #A9-5653, 4.000%, 12/01/2040	82,200
122,249	Pool #A9-5728, 4.000%, 12/01/2040	128,807
1,157,047	Pool #A9-5808, 4.500%, 12/01/2040	1,226,084
718,973	Pool #A9-5821, 4.000%, 12/01/2040	757,543
438,910	Pool #A9-5846, 4.500%, 12/01/2040	465,098
41,442	Pool #A9-5934, 4.000%, 12/01/2040	43,665
581,277	Pool #A9-5983, 4.500%, 12/01/2040	615,960
72,205	Pool #A9-5984, 4.500%, 12/01/2040	76,514
123,785	Pool #A9-6034, 4.500%, 01/01/2041	131,171
586,573	Pool #A9-6409, 3.500%, 01/01/2041	603,077
132,981	Pool #A9-7444, 4.500%, 03/01/2041	140,915
1,105,642	Pool #A9-7748, 4.500%, 03/01/2041	1,170,835
186,642	Pool #A9-7849, 4.500%, 03/01/2041	197,647
594,005	Pool #Q0-0093, 4.000%, 04/01/2041	622,715
234,514	Pool #Q0-0140, 4.500%, 04/01/2041	248,506
110,191	Pool #Q0-0199, 4.500%, 04/01/2041	116,766
55,055	Pool #Q0-0254, 4.500%, 04/01/2041	58,301
111,881	Pool #Q0-0372, 4.500%, 04/01/2041	118,478
366,058	Pool #Q0-0395, 4.500%, 04/01/2041	387,899
147,600	Pool #Q0-0482, 4.500%, 04/01/2041	156,303
64,658	Pool #Q0-0533, 4.500%, 04/01/2041	68,471
58,151	Pool #Q0-0838, 4.500%, 05/01/2041	61,580
90,674	Pool #Q0-0899, 4.500%, 05/01/2041	96,020
	Federal National Mortgage Association
1,177,810	Pool #780323, 5.000%, 07/01/2019	1,283,375
454,241	Pool #AC7686, 4.000%, 12/01/2024	479,552
1,172,118	Pool #AC5591, 4.500%, 02/01/2025	1,250,067
396,904	Pool #AD4073, 4.000%, 05/01/2025	427,206
2,086,438	Pool #AE0378, 5.500%, 05/01/2025	2,265,617
960,182	Pool #AD3046, 4.000%, 07/01/2025	1,033,489
5,613,263	Pool #AE0703, 3.500%, 12/01/2025	5,871,848
6,000,000	Series Pool #TBA, 3.000%, 10/15/2026	6,182,811

8,000,000	Series Pool #TBA, 3.000%, 11/15/2026	8,212,498
25,146	Pool #AE2258, 5.000%, 07/01/2033	27,180
82,824	Pool #906270, 6.000%, 01/01/2037	91,297
987,004	Pool #909804, 6.000%, 02/01/2037	1,084,995
22,577	Pool #967065, 5.500%, 12/01/2037	24,568
57,548	Pool #889667, 5.500%, 06/01/2038	62,551
52,982	Pool #929628, 5.500%, 06/01/2038	57,588
26,046	Pool #889685, 5.500%, 07/01/2038	28,310
2,249,086	Pool #995243, 4.500%, 08/01/2038	2,391,880
509,941	Pool #AD0835, 6.000%, 09/01/2038	561,684
85,728	Pool #AA5357, 4.500%, 04/01/2039	92,403
168,345	Pool #AA9795, 4.500%, 07/01/2039	181,979
127,100	Pool #935532, 4.500%, 08/01/2039	137,394
381,172	Pool #AC5082, 4.500%, 10/01/2039	412,043
961,362	Pool #AE0393, 5.500%, 10/01/2039	1,046,431
162,231	Pool #AC6651, 4.500%, 12/01/2039	175,370
179,153	Pool #AC5007, 4.500%, 01/01/2040	193,662
239,719	Pool #AC6752, 4.500%, 01/01/2040	259,134
5,328,802	Pool #932541, 4.000%, 02/01/2040	5,604,068
43,534	Pool #AD6839, 5.000%, 06/01/2040	46,913
65,641	Pool #AD6845, 5.000%, 06/01/2040	70,737
43,151	Pool #AD6848, 5.000%, 06/01/2040	46,501
251,957	Pool #AD6896, 5.000%, 06/01/2040	271,518
187,367	Pool #AD6940, 4.500%, 06/01/2040	202,541
83,478	Pool #AD8457, 5.000%, 06/01/2040	89,959
25,186	Pool #AD8850, 5.000%, 06/01/2040	27,126
31,288	Pool #AC2476, 5.000%, 07/01/2040	33,718
91,275	Pool #AC9032, 5.000%, 07/01/2040	98,361
46,488	Pool #AD2748, 5.000%, 07/01/2040	50,097
127,093	Pool #AD5163, 5.000%, 07/01/2040	136,959
23,285	Pool #AD5829, 5.000%, 07/01/2040	25,093
44,604	Pool #AD6856, 5.000%, 07/01/2040	48,067
398,107	Pool #AD9201, 5.000%, 07/01/2040	429,015
30,132	Pool #AD9223, 5.000%, 07/01/2040	32,471
27,912	Pool #AD9521, 5.000%, 07/01/2040	30,079
25,909	Pool #AD9945, 5.000%, 07/01/2040	27,921
590,191	Pool #AA4728, 5.000%, 08/01/2040	636,010
41,164	Pool #AD7433, 5.000%, 08/01/2040	44,360
168,818	Pool #AE1430, 5.000%, 08/01/2040	181,924
291,719	Pool #AE1662, 5.000%, 08/01/2040	314,366
1,582,953	Pool #MA0500, 5.000%, 08/01/2040	1,705,847
147,831	Pool #AD1877, 5.000%, 09/01/2040	159,308
276,277	Pool #AD8986, 5.000%, 09/01/2040	297,726
217,589	Pool #AD8996, 5.000%, 09/01/2040	234,482
364,504	Pool #AE1740, 5.000%, 09/01/2040	392,802
362,560	Pool #AE3258, 5.000%, 09/01/2040	390,708
778,494	Pool #AE3985, 5.000%, 09/01/2040	838,933
140,732	Pool #AE4206, 5.000%, 09/01/2040	153,856
385,476	Pool #AE4287, 3.500%, 09/01/2040	396,534
3,152,230	Pool #MA0545, 5.000%, 09/01/2040	3,396,955
483,264	Pool #AB1796, 3.500%, 11/01/2040	497,128
1,979,822	Pool #AE0828, 3.500%, 02/01/2041 (b)	2,036,619
195,821	Pool #AH5646, 3.500%, 02/01/2041	201,438
590,987	Pool #AH8824, 4.000%, 03/01/2041	620,223
585,411	Pool #AH8927, 4.500%, 03/01/2041	622,030
1,961,002	Pool #AL0147, 4.000%, 04/01/2041	2,069,040
981,927	Pool #AL0161, 4.000%, 04/01/2041	1,030,809
979,292	Pool #AL0215, 4.500%, 04/01/2041	1,040,548
2,963,265	Pool #AI1937, 5.000%, 05/01/2041	3,197,950
	Government National Mortgage Association
3,470,132	Pool #783046X, 4.000%, 08/15/2040	3,718,688
982,946	Pool #737912X, 3.500%, 01/15/2041	1,029,657

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $80,577,382)	82,927,322

	MUNICIPAL BONDS - 1.46%
250,000	American Municipal Power, Inc., Series E, Revenue Bond,
	6.270%, 02/15/2050	282,110
	California, GO,
615,000	7.950%, 03/01/2036	698,431
215,000	7.300%, 10/01/2039	255,876
150,000	7.350%, 11/01/2039	178,902
125,000	7.625%, 03/01/2040	154,215
	Illinois, GO,
200,000	3.321%, 01/01/2013	203,706
275,000	7.350%, 07/01/2035 (b)	309,735
900,000	Wisconsin General Fund Annual Appropriation, Series A, Revenue Bond,
	4.800%, 05/01/2013	954,378

	Total Municipal Bonds (Cost $2,790,284)	3,037,353

	U.S. GOVERNMENT AGENCY ISSUES - 3.74%
	Federal Home Loan Mortgage Corp.
490,000	2.500%, 01/07/2014	512,793
3,400,000	1.375%, 02/25/2014	3,472,964
200,000	6.750%, 03/15/2031	303,645
200,000	Federal National Mortgage Association
	6.625%, 11/15/2030	298,169
2,000,000	Financing Corp.
	10.350%, 08/03/2018	3,086,114
80,000	Tennessee Valley Authority
	5.250%, 09/15/2039	102,885

	Total U.S. Government Agency Issues (Cost $7,259,221)	7,776,570

	U.S. TREASURY OBLIGATIONS - 26.59%
	U.S. Treasury Bonds - 4.31%
300,000	4.500%, 05/15/2038	390,797
2,160,000	4.375%, 11/15/2039 (b)	2,777,287
4,400,000	4.250%, 11/15/2040 (b)	5,564,627
200,000	3.750%, 08/15/2041	232,875
	U.S. Treasury Notes - 22.28%
1,800,000	0.625%, 01/31/2013 (b)	1,810,125
5,200,000	0.750%, 03/31/2013 (b)	5,241,631
7,200,000	0.625%, 04/30/2013 (b)	7,244,689
5,200,000	1.250%, 02/15/2014 (b)(d)	5,309,689
3,600,000	0.250%, 09/15/2014 (b)	3,582,850
3,700,000	1.250%, 10/31/2015 (b)	3,778,914
1,700,000	1.500%, 07/31/2016 (b)	1,745,422
3,100,000	1.000%, 08/31/2016 (b)	3,108,234
6,300,000	1.000%, 09/30/2016	6,310,307
3,200,000	2.250%, 07/31/2018 (b)	3,377,501
460,000	3.625%, 02/15/2021 (b)	531,480
3,900,000	3.125%, 05/15/2021 (b)	4,329,300

	Total U.S. Treasury Obligations (Cost $52,453,926)	55,335,728

	SHORT-TERM INVESTMENTS - 0.22%
	Money Market Fund - 0.22%
457,998	Federated Prime Obligations Fund
	Effective Yield, 0.130%, 01/01/2050	457,998

	Total Short-Term Investments (Cost $457,998)	457,998

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.18%
	Money Market Fund - 30.18%
62,795,546	Mount Vernon Prime Portfolio
	Effective Yield, 0.205%	62,795,546

	Total Investments Purchased with Proceeds from Securities Lending (Cost $62,795,546)	62,795,546

	Total Investments (Cost $277,320,019) - 137.51%	286,121,421
	Liabilities in Excess of Other Assets - (37.51)%	(78,053,254)

	TOTAL NET ASSETS - 100.00%	$208,068,167

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2011.
(b)	All or a portion of this security is on loan.
(c)	Security purchased on a when-issued basis. On September 30, 2011, the total value of the investments purchased on a when-issued basis was $14,395,309, or 6.92% of total net assets.
(d)	Partially assigned as collateral for certain future contracts.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$277,320,019

Gross unrealized appreciation	9,375,762
Gross unrealized depreciation	(574,360)

Net unrealized appreciation	8,801,402

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Forward Sale Commitments

Description	Principal Amount	Settlement Date	Proceeds Received	Value
Federal Home Loan Mortgage Corp., Pool #TBA, 4.50%, 10/15/2041	$2,000,000	10/13/2011	$2,109,766	$2,115,937
Federal National Mortgage Association, Pool #TBA, 3.50%, 10/01/2040	1,000,000	10/13/2011	1,011,563	1,027,656
Federal National Mortgage Association, Pool #TBA, 3.50%, 10/15/2025	5,000,000	10/18/2011	5,226,563	5,221,875
Federal National Mortgage Association, Pool #TBA, 5.00%, 10/15/2026	1,000,000	10/18/2011	1,077,031	1,074,844
Federal National Mortgage Association, Pool #TBA, 4.00%, 10/15/2041	2,000,000	10/13/2011	2,101,250	2,096,875
Federal National Mortgage Association, Pool #TBA, 4.50%, 10/15/2041	1,000,000	10/13/2011	1,065,234	1,061,094
Federal National Mortgage Association, Pool #TBA, 5.00%, 10/15/2041	5,000,000	10/13/2011	5,375,156	5,378,908
Federal National Mortgage Association, Pool #TBA, 5.50%, 10/15/2041	1,000,000	10/13/2011	1,091,563	1,085,313

	$18,000,000		$19,058,125	$19,062,502

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	6	$1,321,219	Dec-11	$(1,792)
U.S. Treasury 5 Year Note Futures	31	$3,797,742	Dec-11	$2,600
U.S. Treasury 10 Year Note Futures	9	$1,169,859	Dec-11	$8,808
U.S. Treasury Long Bond Futures	13	$1,847,219	Dec-11	$36,443
U.S. Treasury Ultra Bond Futures	1	$156,656	Dec-11	$13,998

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Collateralized Mortgage Obligations	$—	$6,026,438	$—	$6,026,438
Corporate Bonds	—	62,954,861	—	62,954,861
Foreign Debt Obligations	—	4,809,605	—	4,809,605
Mortgage Backed Securities - U.S. Government Agency	—	82,927,322	—	82,927,322
Municipal Bonds	—	3,037,353	—	3,037,353
U.S. Government Agency Issues	—	7,776,570	—	7,776,570
U.S. Treasury Obligations	—	55,335,728	—	55,335,728

Total Fixed Income	—	222,867,877	—	222,867,877

Short Term Investments	457,998		—	457,998

Investments Purchased as Securities Lending Collateral	62,795,546		—	62,795,546

Total Investments in Securities	$63,253,544	$222,867,877	$—	$286,121,421

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Sale Commitments and Securities Sold Short	$—	$19,062,502	$—	$19,062,502
Futures	$60,057	—	—	60,057

Total	$60,057	$19,062,502	$—	$19,122,559

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments and futures.

Futures are reflected at the unrealized appreciation (depreciation) on the instrument. Forward sale commitments are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Levels 1 or 2.

The Fund’s sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, as efficient means to gain exposure to an index or market sector; to adjust and manage interest rate and volatility exposure and replicate government bond positions; to adjust yield curve exposures and substitute for physical securities; to manage credit exposure without buying or selling securities outfright and to manage portfolio duration and/or enhance yield.

Balance Sheet - Values of Derivative Instruments as of September 30, 2011

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts - Futures*	Variation margin on futures contracts	$61,849	Variation margin on futures contracts	$1,792

Total		$61,849		$1,792

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments/footnotes.

The average monthly notional amount of futures during the period ended September 30, 2011 was as follows:

Long Positions	Genworth Goldman Sachs Enhanced Core Bond Index Fund
Futures	$4,891,845

Short Positions
Futures	($55,486)

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Genworth Enhanced Small Cap Index Fund

Schedule of Investments

September 30, 2011 (unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 94.81%
	Exchange-Traded Funds - 94.81%
3,051	iShares Morningstar Small Core Index Fund	222,540
3,114	iShares Morningstar Small Growth Index Fund	228,241
3,277	iShares Morningstar Small Value Index Fund	223,033
22,758	iShares Russell 2000 Growth Index Fund (a)	1,672,030
55,395	iShares Russell 2000 Index Fund (a)	3,559,128
27,320	iShares Russell 2000 Value Index Fund (a)	1,558,060
1,729	iShares S&P Small Cap 600 Growth Index Fund	111,451
3,771	iShares S&P Small Cap 600 Value Index Fund (a)	223,205
4,055	SPDR Dow Jones Small Cap ETF	228,378
2,315	SPDR Dow Jones Small Cap Growth ETF	225,180
2,001	SPDR Dow Jones Small Cap Value ETF	113,597
36,325	Vanguard Small Cap ETF	2,229,265
3,331	Vanguard Small Cap Growth ETF	222,711
4,011	Vanguard Small Cap Value ETF	222,931

	Total Investment Companies (Cost $12,352,894)	11,039,750

	SHORT-TERM INVESTMENTS - 0.81%
	Money Market Fund - 0.81%
94,840	Federated Prime Obligations Fund
	Effective Yield, 0.130%	94,840

	Total Short-Term Investments (Cost $94,840)	94,840

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 41.33%
	Money Market Fund - 41.33%
4,811,167	Mount Vernon Prime Portfolio
	Effective Yield, 0.205%	4,811,167

	Total Investments Purchased with Proceeds from Securities Lending (Cost $4,811,167)	4,811,167

	Total Investments (Cost $17,258,901) - 136.95%	15,945,757
	Liabilities in Excess of Other Assets - (36.95)%	(4,301,944)

	TOTAL NET ASSETS - 100.00%	$11,643,813

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$17,258,901

Gross unrealized appreciation	8,571
Gross unrealized depreciation	(1,321,714)

Net unrealized depreciation	(1,313,144)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$11,039,750	$—	$—	$11,039,750
Short Term Investments	94,840	—	—	94,840
Investments Purchased as Securities Lending Collateral	4,811,167	—	—	4,811,167

Total Investments in Securities	$15,945,757	$—	$—	$15,945,757

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth Enhanced International Index Fund

Schedule of Investments

September 30, 2011 (unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.94%
	Exchange-Traded Funds - 97.94%
20,405	iShares MSCI Australia Index Fund (a)	409,324
49,176	iShares MSCI EAFE Growth Index Fund	2,451,424
111,286	iShares MSCI EAFE Index Fund (a)	5,313,908
79,011	iShares MSCI EAFE Value Index Fund (a)	3,278,166
10,660	iShares MSCI France Index Fund (a)	203,073
10,980	iShares MSCI Germany Index Fund (a)	200,824
14,076	iShares MSCI Hong Kong Index Fund (a)	201,850
130,814	iShares MSCI Japan Index Fund (a)	1,237,500
12,402	iShares MSCI Netherlands Index Fund	203,269
18,619	iShares MSCI Singapore Index Fund	204,809
8,788	iShares MSCI Sweden Index Fund	202,036
37,838	iShares MSCI Switzerland Index Fund	819,571
27,764	iShares MSCI United Kingdom Index Fund (a)	410,074
169,632	Vanguard Europe Pacific ETF (a)	5,117,797

	Total Investment Companies (Cost $22,556,476)	20,253,625

	SHORT-TERM INVESTMENTS - 1.36%
	Money Market Fund - 1.36%
281,625	Federated Prime Obligations Fund
	Effective Yield, 0.130%	281,625

	Total Short-Term Investments (Cost $281,625)	281,625

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.86%
	Money Market Fund - 28.86%
5,966,467	Mount Vernon Prime Portfolio
	Effective Yield, 0.205%	5,966,467

	Total Investments Purchased with Proceeds from Securities Lending (Cost $5,966,467)	5,966,467

	Total Investments (Cost $28,804,568) - 128.16%	26,501,717
	Liabilities in Excess of Other Assets - (28.16)%	(5,822,523)

	TOTAL NET ASSETS - 100.00%	$20,679,194

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$28,804,568

Gross unrealized appreciation	0
Gross unrealized depreciation	(2,302,851)

Net unrealized depreciation	(2,302,851)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$20,253,625	$—	$—	$20,253,625
Short Term Investments	281,625	—	—	281,625
Investments Purchased as Securities Lending Collateral	5,966,467	—	—	5,966,467

Total Investments in Securities	$26,501,717	$—	$—	$26,501,717

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth 40/60 Index Allocation Fund

Schedule of Investments

September 30, 2011 (unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.93%
	Exchange-Traded Funds - 97.93%
116,236	iShares Barclays Aggregate Bond Fund	12,798,747
68,100	iShares MSCI EAFE Index Fund (a)	3,251,775
6,358	iShares Russell 2000 Growth Index Fund (a)	467,122
14,508	iShares Russell 2000 Index Fund (a)	932,139
8,178	iShares Russell 2000 Value Index Fund (a)	466,391
15,326	iShares S&P 500 Growth Index Fund (a)	938,564
28,919	iShares S&P 500 Index Fund (a)	3,287,801
27,288	iShares S&P 500 Value Index Fund	1,407,515
10,391	iShares S&P Midcap 400 Growth Index Fund	933,527
29,961	iShares S&P Midcap 400 Index Fund (a)	2,336,658
7,092	iShares S&P Midcap 400 Value Index Fund	468,143
41,374	SPDR Barclays Capital Aggregate Bond Fund (a)	2,410,863
37,316	SPDR S&P 500 Fund (a)	4,223,052
152,836	Vanguard Total Bond Market ETF (a)	12,798,487

	Total Investment Companies (Cost $47,020,515)	46,720,784

	SHORT-TERM INVESTMENTS - 2.25%
	Money Market Fund - 2.25%
1,071,981	Federated Prime Obligations Fund
	Effective Yield, 0.130%	1,071,981

	Total Short-Term Investments (Cost $1,071,981)	1,071,981

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 33.99%
	Money Market Fund - 33.99%
16,212,304	Mount Vernon Prime Portfolio
	Effective Yield, 0.205%	16,212,304

	Total Investments Purchased with Proceeds from Securities Lending (Cost $16,212,304)	16,212,304

	Total Investments (Cost $64,304,800) - 134.17%	64,005,069
	Liabilities in Excess of Other Assets - (34.17)%	(16,300,213)

	TOTAL NET ASSETS - 100.00%	$47,704,856

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$64,304,800

Gross unrealized appreciation	1,029,230
Gross unrealized depreciation	(1,328,962)

Net unrealized depreciation	(299,732)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$46,720,784	$—	$—	$46,720,784
Short Term Investments	1,071,981	—	—	1,071,981
Investments Purchased as Securities Lending Collateral	16,212,304	—	—	16,212,304

Total Investments in Securities	$64,005,069	$—	$—	$64,005,069

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth 60/40 Index Allocation Fund

Schedule of Investments

September 30, 2011 (unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.96%
	Exchange-Traded Funds - 97.96%
90,104	iShares Barclays Aggregate Bond Fund	9,921,352
114,198	iShares MSCI EAFE Index Fund (a)	5,452,955
14,927	iShares Russell 2000 Growth Index Fund (a)	1,096,687
42,577	iShares Russell 2000 Index Fund (a)	2,735,572
9,599	iShares Russell 2000 Value Index Fund (a)	547,431
26,986	iShares S&P 500 Growth Index Fund (a)	1,652,623
53,345	iShares S&P 500 Index Fund (a)	6,064,793
42,709	iShares S&P 500 Value Index Fund	2,202,930
12,198	iShares S&P Midcap 400 Growth Index Fund	1,095,868
56,272	iShares S&P Midcap 400 Index Fund (a)	4,388,653
8,325	iShares S&P Midcap 400 Value Index Fund	549,533
29,140	SPDR Barclays Capital Aggregate Bond Fund (a)	1,697,988
63,272	SPDR S&P 500 Fund (a)	7,160,492
118,476	Vanguard Total Bond Market ETF	9,921,180

	Total Investment Companies (Cost $56,226,922)	54,488,057

	SHORT-TERM INVESTMENTS - 1.69%
	Money Market Fund - 1.69%
938,596	Federated Prime Obligations Fund
	Effective Yield, 0.130%	938,596

	Total Short-Term Investments (Cost $938,596)	938,596

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 34.49%
	Money Market Fund - 34.49%
19,180,701	Mount Vernon Prime Portfolio
	Effective Yield, 0.205%	19,180,701

	Total Investments Purchased with Proceeds from Securities Lending (Cost $19,180,701)	19,180,701

	Total Investments (Cost $76,346,219) - 134.14%	74,607,354
	Liabilities in Excess of Other Assets - (34.14)%	(18,988,078)

	TOTAL NET ASSETS - 100.00%	$55,619,276

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$76,346,219

Gross unrealized appreciation	787,541
Gross unrealized depreciation	(2,526,406)

Net unrealized depreciation	(1,738,865)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$54,488,057	$—	$—	$54,488,057
Short Term Investments	938,596	—	—	938,596
Investments Purchased as Securities Lending Collateral	19,180,701	—	—	19,180,701

Total Investments in Securities	$74,607,354	$—	$—	$74,607,354

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth Moderate Allocation Fund

Schedule of Investments

September 30, 2011 (unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.16%
	Affiliated Investment Companies - 98.16%
182,129	Genworth Calamos Growth Fund - Institutional Shares (a)	1,944,867
384,019	Genworth Davis NY Venture Fund - Institutional Shares (a)	3,414,969
376,933	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	2,928,698
556,491	Genworth Enhanced International Index Fund - Institutional Shares (a)	4,840,026
457,604	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	4,864,236
1,689,703	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	19,029,607
220,910	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	1,948,558
746,419	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	5,843,413
414,750	Genworth PYRAMIS® Small Mid Cap Core Fund - Institutional Shares (a)	3,410,699

	Total Investment Companies (Cost $51,235,115)	48,225,073

	SHORT-TERM INVESTMENTS - 1.74%
	Money Market Fund - 1.74%
853,577	Federated Prime Obligations Fund
	Effective Yield, 0.130%	853,577

	Total Short-Term Investments (Cost $853,577)	853,577

	Total Investments (Cost $52,088,692) - 99.90%	49,078,650
	Other Assets in Excess of Liabilities - 0.10%	48,139

	TOTAL NET ASSETS - 100.00%	$49,126,789

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$52,088,692

Gross unrealized appreciation	340,345
Gross unrealized depreciation	(3,350,387)

Net unrealized depreciation	(3,010,042)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$48,225,073	$—	$—	$48,225,073
Short Term Investments	853,577	—	—	853,577

Total Investments in Securities	$49,078,650	$—	$—	$49,078,650

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Genworth Growth Allocation Fund

Schedule of Investments

September 30, 2011 (unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.16%
	Affiliated Investment Companies - 98.16%
264,001	Genworth Calamos Growth Fund - Institutional Shares (a)	2,819,136
381,694	Genworth Davis NY Venture Fund - Institutional Shares (a)	3,394,292
582,773	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	4,528,031
774,161	Genworth Enhanced International Index Fund - Institutional Shares (a)	6,733,186
636,730	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	6,768,317
1,443,895	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	16,261,294
320,215	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	2,824,491
937,688	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	7,340,787
618,372	Genworth PYRAMIS® Small Mid Cap Core Fund - Institutional Shares (a)	5,085,186

	Total Investment Companies (Cost $60,363,438)	55,754,720

	SHORT-TERM INVESTMENTS - 2.11%
	Money Market Fund - 2.11%
1,196,185	Federated Prime Obligations Fund
	Effective Yield, 0.130%	1,196,185

	Total Short-Term Investments (Cost $1,196,185)	1,196,185

	Total Investments (Cost $61,559,623) - 100.27%	56,950,905
	Liabilities in Excess of Other Assets - (0.27)%	(154,287)

	TOTAL NET ASSETS - 100.00%	$56,796,618

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$61,559,623

Gross unrealized appreciation	406,706
Gross unrealized depreciation	(5,015,424)

Net unrealized depreciation	(4,608,718)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$55,754,720	$—	$—	$55,754,720
Short Term Investments	1,196,185	—	—	1,196,185

Total Investments in Securities	$56,950,905	$—	$—	$56,950,905

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

The Global Industry Classification Standard (“GICS”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Servcies, LLC.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Genworth Variable Insurance Trust

By	/s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date	11/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date	11/21/2011

By	/s/ Starr E. Frohlich
Starr E. Frohlich
Treasurer (Principal Financial Officer)

Date	11/21/2011